As filed with the Securities and Exchange Commission on January 30, 1996

                                                               File No. 33-79994
                                                                        811-8560
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        |X|

                          Pre-Effective Amendment No.                      |_|
                        Post-Effective Amendment No. 1                     |X|

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |X|

                                Amendment No. 3                            |X|

                        (Check appropriate box or boxes)
                                   ----------

                     GABELLI INTERNATIONAL GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                 One Corporate Center, Rye, New York 10580-1434
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number (800) 422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, Inc.
                 One Corporate Center, Rye, New York 10580-1434
                     (Name and Address of Agent for Service)

                                   ----------

                                   Copies to:

     James E. McKee, Esq.                          Daniel Schloendorn, Esq.
      Gabelli Funds, Inc.                          Willkie Farr & Gallagher
     One Corporate Center                             One Citicorp Center
   Rye, New York 10580-1434                          153 East 53rd Street
                                                   New York, New York 10022

                                   ----------

It is proposed that this filing will become effective (check appropriate box):
|_| immediately upon filing pursuant to paragraph (b); or |X| on January 29, 1996 pursuant to paragraph (b); or |_| 60 days after filing pursuant to paragraph (a); or |_| on (date) pursuant to paragraph (a) of Rule 485.

                                   ----------

                       DECLARATION PURSUANT TO RULE 24F-2

    The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended, pursuant to Section (c)(1) of Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the Registrant will be filed within sixty days of the Registrant's fiscal year end.

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



                     GABELLI INTERNATIONAL GROWTH FUND, INC.

                                    FORM N-1A

                              CROSS REFERENCE SHEET

                                   ----------

Part A
Item No.                                        Prospectus Heading
-------                                         ----------------
 1.   Cover Page ..............................  Cover Page
 2.   Synopsis ................................  Table of Fees and Expenses for the Fund
 3.   Condensed Financial Information .........  General Information
 4.   General Description of Registrant .......  Cover Page; Investment Objective and Policies;
                                                 Additional Investment Policies and Related Risk
                                                 Factors; General Information
 5.   Management of the Fund ..................  Management of the Fund
 5.(a)Management's Discussion of Performances .  Not Applicable
 6.   Capital Stock and Other Securities ......  Management of the Fund; Dividends, Distributions
                                                 and Taxes; General Information
 7.   Purchase of Securities Being Offered ....  Management of the Fund; Distribution Plan; Purchase
                                                 of Shares; Retirement Plans
 8.   Redemption or Repurchase ................  Redemption of Shares
 9.   Pending Legal Proceedings ...............  Not applicable

Part B                                          Statement of Additional
Item No.                                         Information Heading
-------                                         ------------------
10.  Cover .................................... Cover Page
11.  Table of Contents ........................ Table of Contents
12.  General Information and History .......... Notes to Financial Statements; See Prospectus --
                                                "General Information"
13.  Investment Objective and Policies ........ Investments; Investment Restrictions; See
                                                Prospectus --  "Investment Objective and Policies"
                                                and "Additional Investment Policies and Risk
                                                Factors"
14.  Management of the Fund ................... The Adviser; The Distributor; Directors and
                                                Officers; See Prospectus -- "Management of the
                                                Fund"
15.  Control Persons and Principal Holders
     of Securities ............................ See Prospectus -- "Management of the Fund"
16.  Investment Advisory and Other Services ... The Adviser; The Distributor; Directors and
                                                Officers; See Prospectus -- "Management of the Fund"
17.  Brokerage Allocation and Other Practices . Portfolio Transactions and Brokerage
18.  Capital Stock and Other Securities ....... Dividends, Distributions and Taxes; Notes to
                                                Financial Statements; See Prospectus -- "Dividends,
                                                Distributions and Taxes" and "General Information"
19.  Purchase, Redemption and Pricing of
     Securities Being Offered ................. Purchase and Redemption of Shares
20.  Tax Status                                 Dividends, Distributions and Taxes; See Prospectus
                                                -- "Dividends, Distributions and Taxes"
21.  Underwriters ............................. Purchase and Redemption Information; See Prospectus
                                                -- "Management of the Fund"
22.  Condensed Financial Information .......... Investment Performance Information
23.  Financial Statements ..................... Report of Independent Auditors; Financial Statements



Part C

Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C to this Registration Statement.

                                       (i)

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                     Gabelli International Growth Fund, Inc.
                              One Corporate Center
                            Rye, New York 10580-1434
                    Telephone: 1-800-GABELLI (1-800-422-3554)

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PROSPECTUS

January 30, 1996

   Gabelli International Growth Fund, Inc. (the "Fund") is a no-load, open-end, diversified management investment company which seeks to provide long-term capital appreciation. The Fund will seek to achieve its objective by investing primarily in the equity securities of foreign issuers.
See "Investment Objective and Policies."

   The Fund has a distribution plan which permits it to pay up to .25% per year of its average daily net assets for marketing and shareholder services and expenses. Shares of the Fund may be purchased without a sales load at net asset value. The minimum initial investment in the Fund is currently $1,000. The Fund will increase its minimum initial investment to $10,000 when it has either 10,000 shareholders or over $100,000,000 of assets under management. See "Purchase of Shares." For further information, contact Gabelli & Company, Inc. at the address or telephone number shown above.

                                   ----------

   This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. A Statement of Additional Information dated January 30, 1996 (the "Additional Statement") containing additional information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. For a free copy, write or call the Fund at the telephone number or address set forth above.

                                   ----------

                       This Prospectus should be retained
                       by investors for future reference.

                                   ----------

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THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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

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                   TABLE OF FEES AND EXPENSES FOR THE FUND(a)
                   ------------------------------------------


Shareholder Transaction Expenses:

Maximum Sales Load Imposed on Purchases (as a percentage of offering price) .......   None
Maximum Sales Load Imposed on Reinvested Dividends ................................   None
Deferred Sales Load ...............................................................   None
Redemption Fees (b) ...............................................................   None
Exchange Fees .....................................................................   None

Annual Fund Operating Expenses (as a percentage of average net assets):

Management Fees (c) ...............................................................  1.00%
12b-1 Expenses (d) ................................................................  0.25%
Other Expenses (e) ................................................................  1.50%
                                                                                     ----
    Total Operating Expenses ......................................................  2.75%
                                                                                     ====


Example:                                                             1 year         3 years
                                                                     ------         -------
You would pay the following expenses on a $1,000 investment
  assuming a 5% annual return                                        $10.61         $33.09

The information contained in the foregoing table is provided to assist you in understanding the various direct and indirect costs and expenses that an investor in the Fund would bear.

----------
(a) The amounts shown are all estimated. The amounts listed in this example should not be considered as representative of future expenses, and actual expenses may be greater or less than those indicated. The expenses and fees set forth above are based on the results of operations for the period July 6, 1995 through December 31, 1995. Moreover, while the example assumes a 5% annual return, the Fund's actual performance will vary and may result in an actual return greater or less than 5%.
(b) Does not include any service fee on wire redemptions that may be imposed by a shareholder's agent or predesignated bank.
(c) Subject to potential reduction as a result of the expense reimbursement obligations of the Fund's adviser.
(d) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
(e) Such expenses include custodian and transfer agency fees and other customary Fund expenses.

                              FINANCIAL HIGHLIGHTS



     The following table has been audited by Ernst & Young LLP. the Fund's independent auditors whose unqualified report therein appears in the Statement of Additional Information.


     Selected data for a share of capital stock outstanding for the following period:


                                                           June 30, 1995
                                                    (commencement of operations)
                                                     through December 31, 1995.
                                                     -------------------------

   Operating Performance:
     Net asset value, beginning of period                     $10.00
                                                              ------
     Net investment income (loss)                              (0.03)
     Net realized and unrealized gain on securities             1.01
                                                              ------
     Total from investment operations                           0.98
                                                              ------
   Net Asset Value, End of Period                             $10.98
                                                              ======
     Total Return                                               2.91%
   Ratios to average net assets/supplemental data:
     Net assets, end of period (in thousands)                 $2,096
     Ratio of operating expenses to average net assets          2.75%
     Ratio of net investment loss to average net assets        (1.04%)
     Portfolio turnover rate                                   29.55%
   --------------
   * Annualized.

   + For the period June 30, 1995 (commencement of operations) through December
     31, 1995.



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2
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INVESTMENT OBJECTIVE
AND POLICIES

   The investment objective of the Fund is long-term capital appreciation. The production of any current income is incidental to this objective. As further described below, the Fund will seek to achieve its objective by investing primarily in the equity securities of foreign issuers. There can be no assurance that the Fund's investment objective will be achieved. The Fund's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Fund's outstanding voting securities.

   Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of companies located in at least three countries outside the United States which the Fund's adviser, Gabelli Funds, Inc. (the "Adviser"), believes are likely to have rapid growth in revenues and earnings and potential for above-average capital appreciation. The Adviser will seek companies that have the potential to grow faster than other companies in their respective equity markets and are priced at attractive valuation levels. Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stock and securities having common stock characteristics, such as rights and warrants.

   The percentage of the Fund's assets invested in particular countries or regions will change from time to time in accordance with the judgment of the Adviser, which may be based on, among other things, consideration of the political stability and economic outlook of these countries or regions and prudent allocation among countries and regions in an effort to reduce volatility in the Fund's portfolio. The Fund expects to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets. Investing in securities issued by companies located in emerging markets involves not only the risks discussed below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature and to political systems that can be expected to have less stability than those of developed countries. See "Risk Factors and Additional Investment Policies" below.

   Subject to the Fund's policy of investing at least 65% of its assets in the equity securities of foreign companies, the Fund may invest in money market instruments. In cases of abnormal market or economic conditions, the Fund may invest up to 100% of its assets in money market instruments for temporary defensive purposes, although the Fund intends to stay invested in securities satisfying its investment objective to the fullest extent practicable. Money market instruments include obligations of the U.S. and foreign governments and their agencies and instrumentalities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements. The Fund intends to invest only in money market instruments that the Adviser believes to be of high quality, i.e., rated in one of the two highest categories by Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or, if unrated, determined to be equivalent in credit quality by the Adviser. For liquidity purposes in meeting redemption requests or paying dividends or expenses, the Fund may also invest its assets in such instruments.

   As a diversified investment company, the Fund is subject to the following limitations as to 75% of its total assets: (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. government and its agencies and instrumentalities, and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer.

   For hedging purposes only, the Fund may enter into forward foreign currency exchange transactions, currency swaps, futures contracts and options on futures. The Fund may also enter into covered call and put options (listed on a U.S.


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                                                                               3

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securities  exchange  or written  in the  over-the-counter  market),  repurchase agreements, purchase securities on a when-issued or delayed delivery basis and lend its portfolio securities. For more information on these and other practices, see "Risk Factors and Additional Investment Policies" below and "Investments" in the Additional Statement.

   Although the Fund will generally invest for the long-term, investment securities may be sold from time to time without regard to the length of time they have been held. It is anticipated that the annual turnover rate for the Fund will not exceed 75% under normal circumstances.

   Mr. Caesar M.P. Bryan is primarily responsible for the day-to-day management of the Fund. Mr. Bryan has been a Senior Vice President and Portfolio Manager with GAMCO Investors, Inc., a majority-owned subsidiary of the Adviser, and Portfolio Manager of Gabelli Gold Fund, Inc. since May 1994. Mr. Bryan served as Senior Vice President and Portfolio Manager of Lexington Management Corporation from 1986 until May 1994.

RISK FACTORS AND ADDITIONAL INVESTMENT POLICIES

General

   Subject to the Fund's policy of investing at least 65% of its total assets in securities of foreign companies, the Fund may invest in common stocks, preferred stocks, convertible securities, depository receipts, bonds, notes and other debt obligations of any maturity, warrants, options and futures contracts on securities and securities indices, and securities of companies in bankruptcy or reorganization. Such securities may be issued by domestic or foreign corporations or other types of entities, governments or agencies or instrumentalities of governments or supranational agencies. There is no minimum rating or credit quality of fixed income securities in which the Fund may invest. Although up to 25% of the Fund's assets may be invested in lower quality debt securities, the Fund currently does not expect to invest in excess of 5% of its assets in fixed income securities rated, at the time of investment, lower than BBB by S&P or Baa by Moody's or unrated but determined by the Adviser to be of equivalent quality. Securities rated BBB by S&P or Baa by Moody's, while considered investment-grade, may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Fund also does not expect to invest in excess of 5% of its assets in securities of unseasoned issuers (companies that have operated less than three years), which, due to their short operating history, may have less information available and may not be as liquid as other securities. The Fund may also utilize other investment strategies such as short selling, buying or selling when-issued securities, entering into forward commitments and engaging in various hedging strategies such as the use of futures and options and foreign currency transactions, including currency swaps.

   Common stocks represent the residual ownership interest in an issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks fluctuate in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Bonds, debentures, notes and money market instruments such as commercial paper and bankers acceptances represent obligations of the issuer. Debt securities that


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4
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are  convertible  into  or  exchangeable  for  common  or  preferred  stock  are liabilities of the issuer but are generally subordinated to more senior elements of the issuer's balance sheet. Although such securities also generally reflect an element of conversion value, their market value also varies with the interest rates and perceived risk. Depository receipts and shares are utilized to make investing in a particular security (usually foreign) more convenient for investors.

Foreign Securities

   Investments in foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

   There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets are generally higher than markets in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in non-U.S. courts. Depository receipts that are not sponsored by the issuer may be less liquid, and there may be less readily available information about the issuer.

   Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investor.

   Such investments in securities of foreign issuers are frequently denominated in foreign currencies and because the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.

   The Adviser will attempt to manage these risks so that such strategies and investments benefit the Fund, but no assurance can be given that they will be successfully managed.

Derivative Transactions

As stated below, the Fund may invest in options and warrants, forward foreign currency exchange contracts, currency swaps, futures contracts and options on futures. Derivative transactions have certain risks, including imperfect market correlations, dependence on the credit of the counterparty, possible inability to enter into offsetting transactions and market fluctuations, that can result in the Fund being in a worse position than if the transaction had not occurred. The loss from the Fund's investing in futures and other derivative transactions is potentially unlimited.

Securities Subject to Reorganization

   The Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The evaluation of the contingencies associated with such proposals requires unusually broad knowledge and experience on the part of the Adviser, which must appraise not only the value of the issuer and its component


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businesses as well as the assets or securities to be received as a result of the
contemplated   transaction  but  also  the  financial   resources  and  business
motivation of the offeror and the dynamics and business climate when the offer or proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund thereby increasing its brokerage and other transaction expenses as well as make it more difficult for the Fund to meet the tests for favorable tax treatment as a "Regulated Investment Company" under the Internal Revenue Code of 1986. See "Dividends, Distributions and Taxes."

Investments in Options, Warrants
and Investment Companies

   The Fund may invest up to 5% of its assets in options and up to 5% of its assets in warrants to buy securities, with no more than 2% invested in unlisted warrants. The Fund may also invest up to 10% of its assets (5% per issuer) in securities issued by other unaffiliated investment companies, although the Fund may not acquire more than 3% of the voting securities of any investment company. To the extent the Fund invests in other investment companies, the Fund's shareholders will incur certain duplicative fees and expenses, including advisory fees.

   The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unexercised but forgoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Fund the credit risk that the counterparty will fail to honor its obligations.

When-Issued and Delayed Delivery Securities

   The Fund may enter into forward commitments for the purchase or sale of securities, including those offered on a "when-issued" or "delayed delivery" basis. In such transactions, instruments are bought or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date.

Short Sales

   The Fund may make short sales of securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. The Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 5% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 5% of the outstanding securities of that class. Short sales may only be made in securities listed on a national securities exchange. The Fund may also make short sales "against the box" without regard to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

   If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.



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6
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Repurchase Agreements

   The Fund may invest in repurchase agreements with respect to any securities it owns. Repurchase agreements are considered loans to the counterparty, and will be fully collateralized at all times with liquid high grade debt securities and will only be entered into with financial institutions approved by the Board of Directors. Repurchase agreements have the risk that collateral may not be able to be disposed of at a desirable price, delays as a result of bankruptcy of the counterparty or encumbrances of collateral or restrictions on its disposition. The term of such agreements is usually from overnight to one week.

Loans of Securities and Borrowings

   The Fund may also lend securities to dealers or others and invest the collateral in obligations of the U.S. government and other liquid high grade debt securities. Lending of securities can result in a failure to deliver the original security by the borrower, and similar risks with respect to disposition of the collateral. Under its current policy, the Fund may borrow from banks for temporary or emergency purposes or to satisfy redemption requests in amounts not in excess of 15% of the Fund's total assets, with such borrowing not to exceed 5% of the Fund's total assets for purposes other than satisfying redemption requests. The Fund will not purchase securities when borrowings exceed 5%.

Forward Currency Exchange Contracts and Currency Swaps

   The Fund may enter into forward currency exchange contracts and currency swaps to protect against the effects of fluctuating rates of currency exchange and exchange control regulations. Forward currency exchange contracts provide for the purchase or sale of an amount of a specified currency at a future date. Currency swaps are agreements to exchange cash flows based on changes in the values of the reference currencies. Purposes for which such currency transactions may be used include protecting against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Fund purchases or sells non-U.S. dollar-denominated securities, locking in the U.S. dollar value of dividends and interest on securities held by the Fund and generally protecting the U.S. dollar value of securities held by the Fund against exchange rate fluctuation. While such forward contracts and currency swaps may limit losses to the Fund as a result of exchange rate fluctuation, they will also limit any gains that may otherwise have been realized. Currency transactions include the risk that securities losses could be magnified by changes in the value of the currency in which a security is denominated relative to the U.S.
dollar.

Illiquid and Restricted Securities

   The Fund may invest up to 15% of its net assets in illiquid securities as to which market quotations are not readily available, including repurchase agreements with more than seven days to maturity. Within this 15% limitation, the Fund may invest up to 10% of its net assets in securities with legal or contractual restrictions on resale. Up to 5% of the Fund's net assets may be invested in the securities of issuers which, together with any predecessor, have been in continuous operation for less than three years. Nevertheless, to the extent it can do so consistent with the foregoing limitations, the Fund may invest in non-publicly traded securities, including securities that are not registered under the Securities Act of 1933, as amended, but that can be offered and sold to qualified institutional buyers under Rule 144A under that Act. The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities. Disposition of illiquid securities often takes more


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                                                                               7
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time than for more liquid securities,  may result in higher selling expenses and may not be able to be made at desirable prices.

   See the Additional Statement for more information about these securities and investment practices.

MANAGEMENT OF THE FUND

   The Fund's Board of Directors (who, with its officers, are described in the Additional Statement) has overall responsibility for the management of the Fund. The Board of Directors decides upon matters of general policy and reviews the actions of Gabelli & Company, Inc. (the "Distributor") and the Adviser. Pursuant to an Investment Advisory Contract with the Fund, the Adviser, under the supervision of the Fund's Board of Directors, provides a continuous investment program for the Fund's portfolio; provides investment research and makes and executes recommendations for the purchase and sale of securities; provides facilities and personnel, and the exercise of all voting and other rights appertaining thereto required for the Fund's administrative management; supervises the performance of administrative and professional services provided by others; and pays the compensation of the Administrator and all officers and directors of the Fund who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a fee, computed daily and payable monthly, on an annual basis, of 1.00% of the Fund's average daily net assets, which is higher than that paid by most mutual funds. The Adviser is located at One Corporate Center, Rye, New York 10580-1434.

   The Adviser was formed in 1980 and as of December 31, 1995 acted as investment adviser to the following funds with aggregate assets of $4.1 billion:

                                                                Net Assets
                                                                12/31/95
        Open-end funds:                                       (in millions)
        ---------------                                       -------------
        The Gabelli Asset Fund                                    $1,090
        The Gabelli Growth Fund                                      526
        The Gabelli Value Fund Inc.                                   15
        The Gabelli Small Cap
          Growth Fund                                                486
        The Gabelli Equity Income Fund                               229
        The Gabelli U.S. Treasury
          Money Market Fund                                          236
        The Gabelli ABC Fund                                          21
        The Gabelli Global
          Telecommunications Fund                                    123
        The Gabelli Global Interactive
          Couch Potato(R) Fund                                        31
        The Gabelli Global Convertible
          Securities Fund                                             16
        Gabelli Gold Fund, Inc.                                       15
        Gabelli Capital Asset Fund                                    26
        Gabelli International Growth Fund, Inc.                        2

        Closed-end funds:
        -----------------
        The Gabelli Equity Trust Inc.                              1,034
        The Gabelli Global Multimedia Trust Inc.                      90
        The Gabelli Convertible Securities Fund, Inc.                 89

     Gabelli & Company, Inc., the Distributor of each open-end fund's shares, is an indirect majority owned subsidiary of the Adviser. GAMCO Investors, Inc. ("GAMCO"), a majority owned subsidiary of the Adviser, acts as investment adviser for individuals, pension trusts, profit sharing trusts and endowments. As of December 31, 1995, GAMCO had aggregate assets in excess of $5 billion under its management. Teton Advisers LLC, an affiliate of the Adviser, acts as investment adviser to The Westwood Funds with assets under management in excess of $38 million. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Adviser and the Distributor on the basis of his ownership of stock of the Adviser.

   In addition to the fee of the Adviser, the Fund is responsible for the payment of all its other operating expenses, which include, among other things, expenses for legal and independent auditor services, costs of printing all materials sent to shareholders, charges of State Street Bank and Trust Company (the "Custodian", "Transfer Agent" and "Dividend Paying Agent") and any other persons hired by the Fund, securities registration fees, fees and expenses of


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8
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unaffiliated  directors,  accounting  and printing costs for reports and similar materials sent to shareholders, membership fees in trade organizations, fidelity bond and liability coverage for the Fund's directors, officers and employees, interest, brokerage and other trading costs, taxes, expenses of qualifying the Fund for sale in various jurisdictions, expense of its distribution plan adopted under Rule 12b-1, expenses of personnel performing shareholder servicing functions, litigation and other extraordinary or non-recurring expenses and other expenses properly payable by the Fund.

   The Additional Statement contains further information about the Investment Advisory Contract, including a more complete description of the advisory and expense arrangements and administrative provisions.

   Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own account or for the accounts of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Fund. The Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon the Fund in seeking to achieve its investment objective.

   The Adviser has entered into an Administration Contract with Furman Selz LLC (the "Administrator") pursuant to which the Administrator provides certain administrative services necessary for the Fund's operations. These services include the preparation and distribution of materials for meetings of the Fund's Board of Directors, compliance testing of Fund activities and assistance in the preparation of proxy statements, reports to shareholders and other documentation. The Adviser pays the Administrator a monthly fee at the annual rate of .10% of the average net assets of the Gabelli funds under its administration (with a minimum annual fee of $40,000 per portfolio and subject to reduction to .075% on assets in excess of $350 million and subject to further reduction to .06% on assets in excess of $600 million) for such services, which, together with the services to be rendered, are subject to negotiation between the parties. Both parties retain the right unilaterally to terminate the arrangement on not less than 60 days' notice. The Administrator has its office at 230 Park Avenue, New York, New York 10169.

DISTRIBUTION PLAN

   The Board of Directors of the Fund has approved, on behalf of the Fund as being in the best interests of the Fund and its shareholders, and the Fund's sole shareholder has approved, a Distribution Plan which authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Directors, of up to .25% of the Fund's average daily net assets. Payments may be made in subsequent years for expenses incurred in prior years. The potential for such subsequent payments is a contingent liability for which no amount is currently being recorded because the Fund does not have a reasonable basis on which to conclude that the Board of Directors will approve such payment. Interest, carrying or other financing charges on unreimbursed amounts could also be considered a distribution expense if the Board so determined and would in such event also potentially be subject to carry over to a future year upon specific approval by the Board.

   Payments may be made by the Fund under its Distribution Plan for the purpose of financing any activity primarily intended to result in the sale of its shares as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and marketing activities of the Distributor, banks, broker-dealers and service providers; shareholder account servicing; production and dissemination of prospectus and sales and marketing materials; and capital or other expenses for associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without its Distribution Plan, the Fund may also make payments to


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                                                                               9
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finance such activity outside of the Plan and not be subject to its limitations.

   The Plan has been implemented by written agreements between the Fund and/or the Distributor and each person (including the Distributor) to which payments may be made. Administration of the Plan is regulated by Rule 12b-1 under the Investment Company Act of 1940, which includes requirements that the Board of Directors receive and review at least quarterly reports concerning the nature and qualification of expenses for which payments are made, that the Board of Directors approve all agreements implementing the Plan and that the Plan may be continued from year to year only if the Board of Directors concludes at least annually that continuation of each Plan is likely to benefit shareholders.

   The Board of Directors has implemented the Plan by having the Fund enter into
an  agreement  with  the  Distributor  authorizing   reimbursement  of  expenses
(including  overhead)  incurred by the  Distributor and its affiliates up to the
 .25% rate authorized by the Plan for distribution activities of the types listed above. To the extent any of these payments are based on allocations by the
Distributor,   the  Fund  may  be  considered  to  be   participating  in  joint
distribution activities with other funds distributed by the Distributor. Any such allocations would be subject to approval by the Fund's non-interested Directors and would be based on such factors as the net assets of the Fund, the number of shareholder inquiries and similar pertinent criteria.

PURCHASE OF SHARES

   Shares of the Fund are currently offered without a sales load as an investment vehicle for individuals, institutions, fiduciaries and retirement plans.

   The minimum initial investment in the Fund is currently $1,000. The Fund will increase its minimum initial investment to $10,000 when it has either 10,000 shareholders or over $100,000,000 of assets under management. There is no minimum for subsequent investments in the Fund. Investments through an Individual Retirement Account or other retirement plans, however, have different requirements (see "Retirement Plans"). Shares of the Fund are sold at the net asset value per share next determined after receipt of an order by the Fund's Distributor or transfer agent in proper form with accompanying check or bank wire or other payment arrangements satisfactory to the Fund. Although most shareholders elect not to receive stock certificates, certificates for whole shares only can be obtained on specific written request to the transfer agent.

   Shares of the Fund may also be purchased through shareholder agents that are not affiliated with the Fund or the Distributor. There is no sales or service charge imposed by the Fund other than as described, but agents who do not receive distribution payments or sales charges may impose a charge to the investor for their services. Such fees may vary among agents, and such agents may impose higher initial or subsequent investment requirements than those established by the Fund. Services provided by broker-dealers may include allowing the investor to establish a margin account and to borrow on the value of the Fund's shares in that account. It is the responsibility of the shareholder's agent to establish procedures which would assure that upon receipt of an order to purchase shares of the Fund the order will be transmitted so that it will be received by the Distributor before the time when the price applicable to the buy order expires.

   Prospectuses, sales material and applications may be obtained from the Distributor. The Fund and its Distributor reserve the right in their sole discretion (1) to suspend the offering of the Fund's shares and (2) to reject purchase orders when, in the judgment of the Fund's management, such rejection is in the best interests of the Fund.

   The net asset value per share of the Fund is determined as of the close of the regular session of the New York Stock Exchange, which is generally 4:00


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10
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p.m.,  New York City time, on each day that trading is conducted on the New York
Stock Exchange, by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the number of shares outstanding at the time the determination is made. Foreign securities are valued as of the close of trading on the primary exchange on which they trade. Fund securities for which market quotations are readily available are valued at market value as determined by the last quoted sale price prior to the valuation time on the valuation date in the case of securities traded on securities exchanges or other markets for which such information is available. Other readily marketable securities are valued at the average of the latest bid and asked quotations for such securities prior to the valuation time. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Corporate actions by issuers of securities held by the Fund, such as the payment of dividends or distributions, are reflected in the net asset value on the ex-dividend date therefore, except that they will be so reflected on the date the Fund is actually advised of the corporate action if subsequent to the ex-dividend date. All other assets are valued at fair value as determined by or under the supervision of the Board of Directors.

Mail

   To make an initial purchase by mail, send a completed subscription order form with a check for the amount of the investment payable to the Fund to:

                                The Gabelli Funds
                                  P.O. Box 8308
                              Boston, MA 02266-8308

   Subsequent purchases do not require a completed application and can be made by (1) mailing a check to the address noted above or (2) bank wire, as indicated below. The exact name and number of the shareholder's account should be clearly indicated.

   Checks will be accepted if drawn in U.S. currency on a domestic bank for less than $100,000. U.S. dollar checks drawn against a non-U.S. bank may be subject to collection delays and will be accepted only upon actual receipt of funds by the Transfer Agent. Bank collection fees may apply.

Bank Wire

   To initially purchase shares of the Fund using the wire system for transmittal of money among banks, an investor should first telephone the Fund at 1-800-422-3554 to obtain a new account number. The investor should then instruct a Federal Reserve System member bank to wire funds to:

                       State Street Bank and Trust Company
                      ABA # 011-0000-28 REF DDA # 9904-6187
                           Attn: Shareholder Services
                      Re: Gabelli International Growth Fund
                                 A/C #_________
                          Account of (Registered Owner)
                      225 Franklin Street, Boston, MA 02110

   For initial purchases, the investor should promptly complete and mail the subscription order form to the address shown above for mail purchases. There may be a charge by your bank for transmitting the money by bank wire but State Street Bank and Trust Company does not charge investors in the Fund for the receipt of wire transfers. If you are planning to wire funds, it is suggested that you instruct your bank early in the day so the wire transfer can be accomplished the same day.

Overnight Mail or Personal Delivery

   Deliver a check made payable to the Fund in which you wish to invest along with a completed subscription order form to:
                                The Gabelli Funds
                          The BFDS Building, 6th Floor
                               Two Heritage Drive
                             North Quincy, MA 02171

Telephone Investment Plan

   You may purchase additional shares of the Fund by telephone through the Automated Clearing House (ACH) system as long as your bank is a member of the ACH system and you have a completed, approved Investment Plan application on


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                                                                              11
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file  with  our  Transfer   Agent.   The  funding  for  your  purchase  will  be
automatically deducted from the ACH eligible account you designate on the application. Your investment will normally be credited to your mutual fund account on the first business day following your telephone request. Your request must be received no later than 4:00 p.m. eastern time. There is a minimum of
$100  for  each  telephone   investment.   Any  subsequent  changes  in  banking
information must be submitted in writing and accompanied by a sample voided check. To initiate an ACH purchase, please call 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365. Fund shares purchased through the Telephone or Automatic Investment Plan will not be available for redemption for up to fifteen (15) days following the purchase date.

Automatic Investment Plan

   The Fund offers an automatic monthly investment plan, details of which can be obtained from the Distributor. There is no minimum initial investment for accounts establishing an automatic investment plan.

Other Investors

   No minimum initial investment is required for officers, directors or full-time employees of the Fund, other investment companies managed by the Adviser, the Adviser, the Administrator, the Transfer Agent, the Distributor or their affiliates, including members of the "immediate family" of such individuals and retirement plans and trusts for their benefit. The term "immediate family" refers to spouses, children and grandchildren (adopted or natural), parents, grandparents, siblings, a spouse's siblings, a sibling's spouse and a sibling's children.

REDEMPTION OF SHARES

   Upon receipt by the Distributor or the Transfer Agent of a redemption request in proper form, shares of the Fund will be redeemed at their next determined net asset value. Redemption requests received after the time as of which the Fund's net asset value is determined on a particular day will be redeemed at the next determined net asset value of the Fund. Checks for redemption proceeds will normally be mailed to the shareholder's address of record within seven days, but will not be mailed until all checks in payment for the purchase of the shares to be redeemed have been honored, which may take up to 15 days. Redemption requests may be made by letter to the Transfer Agent, specifying the name of the Fund, the dollar amount or number of shares to be redeemed and the account number. The letter must be signed in exactly the same way the account is registered (if there is more than one owner of the shares, all must sign) and, if any certificates for the shares to be redeemed are outstanding, presentation of such certificates properly endorsed is also required. Signatures on the redemption request and/or certificates must be guaranteed by an "eligible guarantor institution," which includes certain banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations (signature guarantees by notaries public are not acceptable). Shareholders may also redeem the Fund's shares through shareholder agents, who have made arrangements with the Fund permitting them to redeem shares by telephone or facsimile transmission and who may charge shareholders a fee for this service if they have not received any payments under the appropriate Distribution Plan. It is the responsibility of the shareholder's agent to establish procedures which would assure that upon receipt of a shareholder's order to redeem shares of the Fund the order will be transmitted so that it will be received by the Fund before the time when the price applicable to the order expires.

   Further documentation, such as copies of corporate resolutions and instruments of authority, are normally requested from corporations, administrators, executors, personal representatives, trustees or custodians to evidence the authority of the person or entity making the redemption request.

   The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the New York Stock Exchange is restricted or the Exchange is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange Commission has by


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12
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order permitted such suspension or (3) an emergency,  as defined by rules of the
Securities and Exchange Commission, exists, making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

   To minimize expenses, the Fund reserves the right to redeem, upon not less than 30 days' notice, all shares of the Fund in an account (other than an IRA) which as a result of shareholder redemption has a value below $500. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Telephone Redemption By Check

   The Fund accepts telephone requests for redemption of unissued shares, subject to a $25,000 limitation. By calling 1-800-GABELLI (1-800-422-3554) or 1-800-872-5365, you may request that a check be mailed to the address of record on the account, provided that the address has not changed within thirty (30) days prior to your request. The check will be made payable to the person in whose name the account is registered and will normally be mailed within seven
(7) days.

By Bank Wire

   The Fund also accepts telephone requests for wire redemption in excess of $1,000 (but subject to a $25,000 limitation) to a predesignated bank either on the subscription order form or in a subsequent written authorization with the signature guaranteed. The Fund accepts signature guaranteed written requests for redemption by bank wire without limitation. The proceeds are normally wired on the following business day. Your bank must be either a member of the Federal Reserve System or have a correspondent bank which is a member. Any change to the banking information made at a later date must be submitted in writing with a signature guarantee. The Fund will not impose a wire service fee. A shareholder's agent or the predesignated bank, however, may impose its own service fee on wire transfers.

   Requests for telephone redemption by check or bank wire must be received between 9:00 a.m. and 4:00 p.m. eastern time. If your telephone call is received after this time or on a day when the New York Stock Exchange is not open, the request will be entered for the following business day. Shares are redeemed at the net asset value next determined following your request. Fund shares purchased by check or through the automatic purchase plan will not be available for redemption for up to fifteen (15) days following the purchase. Shares held in certificate form must be returned to the Transfer Agent for redemption. Telephone redemption is not available for IRAs.

   The proceeds of a telephone redemption may be directed to an account in another mutual fund advised by the Adviser, provided the account is registered in the redeeming shareholder's name. Such purchase will be made at the respective net asset value plus any applicable sales charges, with credit given for any sales charges previously paid to the Distributor.

   The Fund and its transfer agent will not be liable for following telephone instructions reasonably believed to be genuine. In this regard, the Fund and its transfer agent require personal identification information before accepting a telephone redemption. If the Fund or its transfer agent fails to use reasonable procedures, the Fund might be liable for losses due to fraudulent instructions. A shareholder may redeem shares by telephone unless he or she elects on the subscription order form not to have such ability.

Systematic Withdrawal Plan

   The Fund offers a systematic withdrawal program for shareholders whereby they can authorize an automatic redemption on a monthly, quarterly or annual basis. Details can be obtained from the Distributor.

RETIREMENT PLANS

   The Fund has available a form of Individual Retirement Account ("IRA") for investment which may be obtained from the Distributor. The minimum investment required to open an IRA for investment in shares of the Fund is $1,000 for an individual, except that both the individual and his or her spouse may establish separate IRAs if their combined investment is $1,250. There is no minimum for additional investment in an IRA.


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   Investors  who are  self-employed  may  purchase  shares of the Fund  through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh or H.R. 10 plans. The Fund does not currently act as a Sponsor for such plans. The Fund's shares may also be a suitable investment for other types of qualified pension or salary reduction plans known as "401(k) Plans" which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made from the plans. The minimum initial investment for an individual under such plans is $1,000, and there is no minimum for additional investments.

   Under the Internal Revenue Code of 1986 (the "Code"), individuals may make wholly or partly tax deductible IRA contributions of up to $2,000 annually, depending on whether they are active participants in an employer-sponsored retirement plan and on their income level. However, dividends and distributions held in the account are not taxed until withdrawn in accordance with the provisions of the Code. An individual with a non-working spouse may establish a separate IRA for the spouse under the same conditions and contribute a maximum of $2,250 annually to either or both IRAs, provided that no more than $2,000 may be contributed to the IRA of either spouse.

   Investors should be aware that they may be subject to penalties or additional tax on contributions or withdrawals from IRAs or other retirement plans which are not permitted by the applicable provisions of the Internal Revenue Code. Persons desiring information concerning investments through IRA accounts or other retirement plans should write or telephone the Distributor.

DIVIDENDS, DISTRIBUTIONS
AND TAXES

   Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, unless the shareholder elects otherwise, be paid on the payment date fixed by the Board of Directors in additional shares of the Fund having an aggregate net asset value as of the ex-dividend date of such dividend or distribution equal to the cash amount of such distribution. An election to receive dividends and distributions may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. However, the Fund currently intends to pay dividends and capital gains distributions, if any, on an annual basis.

   The Fund has qualified and intends to continue to qualify for tax treatment as a "Regulated Investment Company" under the Internal Revenue Code in order to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders.

   To qualify, the Fund must meet certain relatively complex tests, including the requirement that less than 30% of its gross income (exclusive of losses) must be derived from the sale or other disposition of securities held for less than three months. The loss of such status by the Fund would result in the Fund being subject to Federal income tax on its taxable income and gains.

   Dividends out of net investment income and distributions of realized short-term capital gains are taxable to the recipient shareholders as ordinary income. In the case of corporate shareholders, such distributions may be eligible for the dividends-received deduction subject to proportionate reduction if the aggregate qualifying dividends received by the Fund from domestic corporations in any year are less than its "gross income" as defined by the Code. Distributions out of long-term capital gains are taxable to the recipient as long-term capital gains. Dividends and distributions declared by the Fund may also be subject to state and local taxes. In addition, because the Fund may have more than 50% of its total assets invested in securities of foreign corporations, the Fund may be entitled to "pass-through" to shareholders the amount of foreign taxes paid by the Fund. Prior to investing in shares of the Fund, prospective shareholders may wish to consult their tax advisers concerning the Federal, state and local tax consequences of such investment.


--------------------------------------------------------------------------------
14

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GENERAL INFORMATION

Description of Shares, Voting Rights and Liabilities

The Fund was organized as a Maryland corporation on May 25, 1994. Its authorized capital stock consists of 1 billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Fund is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or upon the written request of 10% of the Fund's shares to replace its Directors. The Fund's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional portfolio.

   There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at net asset value, at the option of the shareholder.

   The Fund sends semi-annual and annual reports to all shareholders which include lists of portfolio securities and the Fund's financial statements, which shall be audited annually. Unless it is clear that a shareholder is a nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Fund may send a single copy of semi-annual, annual and other reports to shareholders to all accounts at the same address and all accounts of any person at that address.

   The shares of the Fund have noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the Directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor who is a shareholder of record, the Fund does not issue certificates evidencing shares.

Performance Information

   The Fund may furnish data about its investment performance in advertisements, sales literature and reports to shareholders. "Total return" represents the annual percentage change in value of $1,000 invested at the maximum public offering price for the one, five and ten year periods (if applicable) and the life of the Fund through the most recent calendar quarter, assuming reinvestment of all dividends and distributions. The Fund may also furnish total return and yield calculations for other periods and/or based on investments at various net asset values.

Custodian, Transfer Agent and Dividend Disbursing Agent

   State Street Bank and Trust Company is the Custodian for the Fund's cash and securities as well as the Transfer and Dividend Disbursing Agent for its shares. Boston Financial Data Services, Inc., an affiliate of State Street Bank and Trust Company, performs the shareholder services on behalf of State Street and is located at The BFDS Building, Two Heritage Drive, North Quincy, MA 02171. State Street Bank and Trust Company does not assist in and is not responsible for investment decisions involving assets of the Fund.

Information for Shareholders

   All shareholder inquiries regarding administrative procedures, including the purchase and redemption of shares, should be directed to the Distributor, Gabelli & Company, Inc., One Corporate Center, Rye, New York 10580-1434. For assistance, call 1-800-GABELLI (1-800-422-3554).

     Upon request, Gabelli & Company, Inc. will provide without charge, a paper copy of this Prospectus to investors or their representatives who received this Prospectus in an electronic format.

   This Prospectus omits certain information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of the Registration Statement, including items omitted herein, may be obtained from the Commission by paying the charges prescribed under its rules and regulations. The Statement of Additional Information included in such Registration Statement may be obtained without charge from the Fund or its Distributor.



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                                                                              15

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                     Page
        Table of Fees and Expenses ................................    2
        Financial Highlights ......................................    2
        Investment Objective and Policies .........................    3
        Risk Factors and Additional Investment
             Policies .............................................    4
        Management of the Fund ....................................    8
        Distribution Plan .........................................    9
        Purchase of Shares ........................................   10
        Redemption of Shares ......................................   12
        Retirement Plans ..........................................   14
        Dividends, Distributions and Taxes ........................   14
        General Information .......................................   15



--------------------------------------------------------------------------------

No dealer, salesman or other person has been authorized to give any information or to make any representation other than those contained in this Prospectus, and if given or made, such information or representation may not be relied upon as being authorized by the Fund, the Adviser, the Administrator, the Distributor or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy in any state to any person to whom it is unlawful to make such offer in such state.


--------------------------------------------------------------------------------



   Gabelli
   International
   Growth
   Fund,
   Inc.






                                   PROSPECTUS
                                January 30, 1996




                               GABELLI FUNDS, INC.
                               Investment Adviser

                             GABELLI & COMPANY, INC.
                                   Distributor


--------------------------------------------------------------------------------

                     GABELLI INTERNATIONAL GROWTH FUND, INC.

                              One Corporate Center
                            Rye, New York 10580-1434
                    Telephone 1-800-GABELLI (1-800-422-3554)

                       STATEMENT OF ADDITIONAL INFORMATION

                                January 30, 1996

This Statement of Additional Information ("Additional Statement") relates to Gabelli International Growth Fund, Inc., a Maryland corporation (the "Fund"), and is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's prospectus dated January 30, 1996, as supplemented from time to time (the "Prospectus"). This Statement of Additional Information contains information in addition to that set forth in the Prospectus into which this document is incorporated by reference and should be read in conjunction with the Prospectus. Additional copies of this document may be obtained without charge by writing or telephoning the Fund at the address and telephone number set forth above.

                                TABLE OF CONTENTS

                                                            Page
              Investments ...............................   B-1
              The Adviser ...............................   B-10
              The Distributor ...........................   B-12
              Directors and Officers ....................   B-12
              Shares of Beneficial Interest .............   B-15
              Investment Restrictions ...................   B-16
              Portfolio Transactions and Brokerage ......   B-17
              Purchase and Redemption of Shares .........   B-18
              Dividends, Distributions and Taxes ........   B-19
              Investment Performance Information ........   B-21
              Counsel and Independent Auditors ..........   B-23
              Appendix -- Description of Ratings .........  B-23
              Financial Statements ......................   B-25

--------------------------------------------------------------------------------

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          The following Information supplements that in the Prospectus.

                                   INVESTMENTS

     Subject to the Fund's policy of investing at least 65% of its assets in the securities of foreign companies, the Fund may invest in any of the securities described below.

Equity Securities

     Because the Fund in seeking to achieve its investment objective may invest in the common stocks of both foreign and domestic issuers, an investment in the Fund should be made with an understanding of the risks inherent in any investment in common stocks including the risk that the financial condition of the issuers of the Fund's portfolio securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the securities and thus in the value of the Fund's shares). Additional risks include risks associated with the right to receive payments from the issuer which is generally inferior to the rights of creditors of, or holders of debt obligations or preferred stock issued by, the issuer.

     Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the economic interest of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike the debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), common stocks have neither a fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the common stocks remain outstanding. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. The value of the common stocks in the Fund's portfolio thus may be expected to fluctuate.

     Preferred stocks are usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and they are senior to common stocks, such securities tend to have less possibility of capital appreciation.

     Some of the securities in the Fund may be in the form of depository receipts. Depository receipts usually represent common stock or other equity securities of non-U.S. issuers deposited with a custodian in a depository. The underlying securities are usually withdrawable at any time by surrendering the depository receipt. Depository receipts are usually denominated in U.S. dollars and dividends and other payments from the issuer are converted by the custodian into U.S. dollars before payment to receipt holders. In other respects depository receipts for foreign securities have the same characteristics as the underlying securities. Depository receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

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                                                                             B-1

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Sovereign Debt Securities

     The Fund may invest in securities issued or guaranteed by any country and denominated in any currency. The Fund expects to invest in the securities of companies located in developed countries, and to a lesser extent, those located in emerging markets. Developed markets include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States. An emerging country is any country which is generally considered to be an emerging or developing country by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by its authorities as emerging or developing, at the time of the Fund's investment. The obligations of governmental entities have various kinds of government support and include obligations issued or guaranteed by governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a government. Debt securities issued or guaranteed by foreign governmental entities have credit characteristics similar to those of domestic debt securities but include additional risks. These additional risks include those resulting from devaluation of currencies, future adverse political and economic developments and other foreign governmental laws.

     The Fund may also purchase securities issued by quasi-governmental or supranational agencies such as the Asian Development Bank, the International Bank for Reconstructional Development, the Export-Import Bank and the European Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. The Fund will not invest more than 25% of its assets in the securities of such supranational entities.

     The Fund may invest in securities denominated in a multi-national currency unit. An illustration of a multi-national currency unit is the European Currency Unit (the "ECU"), which is a "basket" consisting of specified amounts of the currencies of the member states of the European Community, a Western European economic cooperative organization that includes France, Germany, The Netherlands, the United Kingdom and other countries. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated.

Nonconvertible Fixed Income Securities

     The category of fixed income securities which are not convertible or exchangeable for common stock includes preferred stocks, bonds, debentures, notes and money market instruments such as commercial paper and bankers acceptances. There is no minimum credit rating for these securities in which the Fund may invest. Accordingly, the Fund could invest in securities in default, although the Fund will not invest more than 5% of its assets in such securities.

     Up to 25% of the Fund's assets may be invested in lower-quality debt securities although the Fund currently does not expect to invest more than 5% of its assets in such securities. The market values of lower-quality fixed income securities tend to be less sensitive to changes in prevailing interest rates than higher-quality securities but more sensitive to individual corporate

--------------------------------------------------------------------------------
B-2

--------------------------------------------------------------------------------

developments than higher-quality securities. Such lower-quality securities also tend to be more sensitive to economic conditions than are higher-quality securities. Accordingly, these lower-quality securities are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories. Even securities rated Baa or BBB by Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Ratings Group ("S&P"), respectively, which ratings are considered investment grade, possess some speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. See "Appendix -- Description of Ratings." There are risks involved in applying credit ratings as a method of evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security's market value. The Fund will rely on the judgment, analysis and experience of its adviser, Gabelli Funds, Inc. (the "Adviser"), in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

     The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

     Factors adversely affecting the market value of high yield and other fixed income securities will adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings.

     From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield debt securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could reduce the market for such debt securities generally, could negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing, and could negatively affect the value of specific high yield issues and the high yield market in general. For example, under a provision of the Internal Revenue Code enacted in 1989, a corporate issuer may be limited from deducting all of the original issue discount on high-yield discount obligations (i.e., certain types of debt securities issued at a significant discount to their face amount). The likelihood of passage of any additional legislation or the effect thereof is uncertain.

     The secondary trading market for lower-quality fixed income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and the Fund's ability to


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                                                                             B-3

--------------------------------------------------------------------------------

dispose of  particular  issues  when  necessary  to meet  liquidity  needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Board of Directors to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

Convertible Securities

     The Fund may invest up to 25% of its assets in convertible securities rated, at the time of investment, less than BBB by S&P or Baa by Moody's or unrated but of equivalent credit quality in the judgment of the Adviser, although the Fund currently does not expect to invest in excess of 5% of its assets in such securities.

     Some of the convertible securities in the Fund's portfolio may be "Pay-in-Kind" securities. During a designated period from original issuance, the issuer or such a security may pay dividends or interest to the holder by issuing additional fully paid and nonassessable shares or units of the same or another specified security.

Securities Subject to Reorganization

     The Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved.

     In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser, which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer or proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund thereby increasing its brokerage and other transaction expenses as well as make it more difficult for the Fund to meet the tests for favorable tax treatment as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended (the "Code") (see "Dividends, Distributions and Taxes" in the Prospectus). The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both risk involved and the potential of available

--------------------------------------------------------------------------------
B-4

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alternate  investments  as well as to monitor the effect of such  investments on the tax qualification test of the Code.

Options

     The Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of its portfolio.

     A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right in return for a premium to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price. The Fund's transactions in options may be subject to specific segregation requirements. See "Hedging Transactions" below.

     If the Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

     The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but forgoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Fund the credit risk that the counterparty will fail to honor its obligations. The Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 5% of the Fund's assets. To the extent that puts, straddles and similar investment strategies involve instruments regulated by the Commodity Futures Trading Commission, the Fund is limited to investments not in excess of 5% of its total assets.

Warrants and Rights

     The Fund may invest up to 5% of its total assets in warrants or rights(other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time. The Fund will not invest more than 2% of its total assets in warrants or rights which are not listed on the New York or American Stock Exchanges.

Investments in Investment Companies

     The Fund may invest up to 10% of its assets (5% per issuer) in securities issued by other unaffiliated investment companies, although the Fund may not acquire more than 3% of the voting securities of any investment company.

When Issued, Delayed Delivery Securities and Forward Commitments

     The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis. In such

--------------------------------------------------------------------------------
                                                                             B-5

--------------------------------------------------------------------------------

transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

     Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid high-grade debt securities with its custodian in an aggregate amount at least equal to the amount of its outstanding forward commitments.

Short Sales

     The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

     When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

     The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other highly liquid debt securities. The Fund will also be required to deposit similar collateral with its Custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

     The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. The Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 5% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 5% of the outstanding securities of that class. The Fund may also make short sales "against the box" without respect to such limitations. In

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B-6

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this  type of short  sale,  at the time of the  sale,  the Fund  owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

Restricted and Illiquid Securities

     The Fund may invest up to a total of 15% of its net assets in securities that are subject to restrictions on resale and securities the markets for which are illiquid, including repurchase agreements with more than seven days to maturity. Within this 15% limitation, the Fund may invest up to 10% of its net assets in restricted securities and up to 5% of its net assets in the securities of unseasoned issuers. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Unseasoned issuers are companies (including predecessors) that have operated less than three years. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Directors will monitor their liquidity. The Board will review pertinent factors such as trading activity, reliability of price information and trading patterns of comparable securities in determining whether to treat any such security as liquid for purposes of the foregoing 15% test. To the extent the Board treats such securities as liquid, temporary impairments to trading patterns of such securities may adversely affect the Fund's liquidity.

     To the extent it can do so consistent with the foregoing limitations, the Fund may invest in non-publicly traded securities, including securities that are not registered under the Securities Act of 1933, as amended, but that can be offered and sold to qualified institutional buyers under Rule 144A under that Act. The Board of Directors has adopted guidelines and delegated to the Adviser, subject to the supervision of the Board of Directors, the daily function of determining and monitoring the liquidity of Rule 144A securities. Rule 144A securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

Repurchase Agreements

     The Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's Board of Directors ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the supervision of the Board of Directors. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investment of a longer-term nature.

     The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or

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                                                                             B-7

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otherwise, the Fund will seek to dispose of such securities,  which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the Fund's custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price. The Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with all other illiquid securities in the Fund's portfolio, more than 15% of its net assets would be so invested.

Loans of Portfolio Securities

     To  increase  income,  the  Fund  may  lend  its  portfolio  securities  to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily,
(2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan, (4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed 33% of the value of the Fund's assets.

     If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

Borrowing

     The Fund may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of its portfolio securities. Borrowing may not, in the aggregate, exceed 15% of assets after giving effect to the borrowing, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's assets after giving effect to the borrowing. The Fund will not make additional investments when borrowings exceed 5% of assets. The Fund may mortgage, pledge or hypothecate assets to secure such borrowings.

Hedging Transactions

     Futures and Forward Contracts. The Fund may enter into futures and forward contracts only for certain bona fide hedging and risk management purposes. The Fund may enter into futures and forward contracts for the purchase or sale of debt securities, debt instruments, or indices of prices thereof, stock index futures, other financial indices, and U.S. Government Securities.

     A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a

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contractual  obligation to acquire the  securities  underlying the contract at a specified price at a specified future time.

     Certain futures contracts are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts. U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission, an agency of the U.S. Government, and must be executed through a futures commission merchant (i.e., a brokerage firm) which is a member of the relevant contract market. Futures contracts trade on these contract markets and the exchange's affiliated clearing organization guarantees performance of the contracts as between the clearing members of the exchange.

     These contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices, possible reduction of the Fund's yield due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuation, imperfect correlation between the contracts and the securities being hedged, and potential losses in excess of the amount invested in the futures contracts themselves.

     Currency Transactions. The Fund may enter into various currency transactions, including forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular day and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. The Fund expects to enter into these currency contracts and swaps in primarily the following circumstances: to "lock in" the U.S. dollar equivalent price of a security the Fund is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Fund's portfolio has exposure. The Fund anticipates seeking to achieve the same economic result by utilizing from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Adviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

     The Adviser may choose to use such instruments on behalf of the Fund depending upon market conditions prevailing and the perceived investment needs of the Fund. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively broad and deep as compared to the markets for similar instruments which are established in the interbank market. In accordance with the current position of the staff of the Securities and Exchange Commission, the Fund will treat swap transactions as illiquid for purposes of the Fund's policy regarding illiquid securities. Futures contracts, interest rate swaps, and options on securities, indices and futures contracts and certain

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                                                                             B-9

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currency  contracts sold by the Fund are generally  subject to  segregation  and coverage  requirements  with the  result  that,  if the  Fund  does not hold the security  or  futures  contract  underlying  the  instrument,  the Fund  will be required to segregate on an ongoing basis with its custodian, cash, U.S. government securities, or other high grade liquid debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments. Such amounts fluctuate as the obligations increase or decrease. The segregation requirement can result in the Fund maintaining securities positions it would
otherwise   liquidate  or  segregating  assets  at  a  time  when  it  might  be disadvantageous to do so.

     The Fund expects that its investments in these currency transactions and the futures and forward contracts described above will be less than 5% of its net assets.

Portfolio Turnover

     The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. While it is impossible to predict with certainty the portfolio turnover, the Adviser expects that the annual turnover rate of the Fund will not exceed 75%.

     Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Rapid turnover makes it more difficult to qualify as a pass-through entity for federal tax purposes in view of a requirement that the Fund obtain less than 30% of its gross income in any tax year from gains on the sale of securities held less than three months. Failure of the Fund to qualify as a pass-through entity would result in federal taxation of the Fund at the standard corporate rate of 34% and may adversely affect returns to shareholders. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less).

                                   THE ADVISER

     The Adviser is a New York corporation with principal offices located at One Corporate Center, Rye, New York 10580-1434.

      Pursuant to an Investment Advisory Contract, which was approved by the Fund's sole shareholder on June 28, 1995, the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, arranges the portfolio transactions for the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.

     Under the Investment Advisory Contract, the Adviser also (1) provides the Fund with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide efficient administration of the Fund, including maintaining certain books and records and overseeing the activities of the Fund's Custodian and Transfer Agent; (2) oversees the performance of administrative and professional services provided to the Fund by others, including the Fund's Custodian, Transfer Agent and Dividend Disbursing Agent, as well as legal, accounting, auditing and other services performed for the Fund; (3) provides the Fund, if requested, with adequate office space and facilities; (4) prepares, but does not pay for, periodic updating of the Fund's registration statement, Prospectus and Statement of

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Additional Information, including the printing of such documents for the purpose of filings with the Securities and Exchange Commission; (5) supervises the calculation of the net asset value of shares of the Fund; (6) prepares, but does not pay for, all filings under state "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification of, the Fund and/or its shares under such laws; and (7) prepares notices and agendas for meetings of the Fund's Board of Directors and minutes of such meetings in all matters required by the Investment Company Act of 1940 (the "Act") to be acted upon by the Board.

     The Adviser has entered into an Administration Contract with Furman Selz LLC (the "Administrator") pursuant to which the Administrator provides certain administrative services necessary for the Fund's operations but which do not concern the investment advisory and portfolio management services provided by the Adviser. For such services and the related expenses borne by the Administrator, the Adviser pays a monthly fee at the annual rate of .10% of the average net assets of the Gabelli funds under its administration (with a minimum annual fee of $40,000 per portfolio and subject to reduction to .075% on assets in excess of $350 million and subject to further reduction to .06% on assets in excess of $600 million) which, together with the services to be rendered, is subject to negotiation between the parties and both parties retain the right unilaterally to terminate the arrangement on not less than 60 days' notice.

     The Investment Advisory Contract provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty, the Adviser and its employees, officers, directors and controlling persons are not liable to the Fund or any of its investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Fund. However, the Contract provides that the Fund is not waiving any rights it may have with respect to any violation of law which cannot be waived. The Contract also provides indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Fund. The Investment Advisory Contract in no way restricts the Adviser from acting as adviser to others. The Fund has agreed by the terms of its Investment Advisory Contract that the word "Gabelli" in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that, therefore, such name may freely be used by the Adviser for other investment companies, entities or products. The Fund has further agreed that in the event that for any reason the Adviser ceases to be its investment adviser, it will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

     The Investment Advisory Contract is terminable without penalty by the Fund on not more than 60 days' written notice when authorized by the Directors of the Fund, by the holders of a majority, as defined in the Act, of the outstanding shares of the Fund, or by the Adviser. The Investment Advisory Contract will automatically terminate in the event of its assignment, as defined in the Act and rules thereunder, except to the extent otherwise provided by order of the Securities and Exchange Commission or any rule under the Act and except to the extent the Act no longer provides for automatic termination, in which case the approval of a majority of the disinterested directors is required for any "assignment." The Investment Advisory Contract provides that unless terminated it will remain in effect until June 28, 1997, and from year to year thereafter, so long as continuance of the Investment Advisory Contract is approved annually by the Directors, or the shareholders of the Fund and in either case, by a

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                                                                            B-11

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majority vote of the Directors  who are not parties to the  Investment  Advisory
Contract or "interested persons" as defined in the Act of any such person cast in person at a meeting called specifically for the purpose of voting on the continuance of the Investment Advisory Contract.

     The Investment Advisory Contract also provides that the Adviser is obligated to reimburse to the Fund any amount up to the amount of its advisory fee by which its aggregate expenses including advisory fees payable to the Adviser (but excluding interest, taxes, Rule 12b-1 expenses, brokerage commissions, extraordinary expenses and any other expenses not subject to any applicable expense limitation) during the portion of any fiscal year in which the Contract is in effect exceed the most restrictive expense limitation imposed by the securities law of any jurisdiction in which shares of the Fund are registered or qualified for sale. Such limitation is currently believed to be 2.5% of the first $30 million of average net assets, 2.0% of the next $70 million of average net assets and 1.5% of average net assets in excess of $100 million. For purposes of this expense limitation the Fund's expenses are accrued monthly, and the monthly fee otherwise payable to the Adviser is postponed to the extent that the Fund's includable expenses to date exceed the proportionate amount of such limitation to date.


                                 THE DISTRIBUTOR

     The Fund has entered into a Distribution Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is a subsidiary of Gabelli Funds, Inc., having principal offices located at One Corporate Center, Rye, New York 10580-1434. The Distributor acts as agent of the Fund for the continuous offering of its shares on a best efforts basis.

     The Distribution Agreement is terminable by the Distributor or the Fund at any time without penalty on not more than 60 nor less than 30 days' written notice, provided that termination by the Fund must be directed or approved by the Board of Directors of the Fund, by the vote of the holders of a majority of the outstanding securities of the Fund, or by written consent of a majority of the directors who are not interested persons of the Fund or the Distributor. The Distribution Agreement will automatically terminate in the event of its assignment, as defined in the Act. The Distribution Agreement provides that, unless terminated, it will remain in effect until June 28, 1997 and from year to year thereafter, so long as continuance of the Distribution Agreement is approved annually by the Fund's Board of Directors or by a majority of the outstanding voting securities of the Fund, and in either case, also by a majority of the Directors who are not interested persons of the Fund or the Distributor.

                             DIRECTORS AND OFFICERS

     The Director and Executive Officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with the Adviser or the Administrator, are shown below. Directors deemed to be
"interested persons"of the Fund for purposes of the Investment Company Act of 1940 are indicated by an asterisk. Unless otherwise indicated, the address for each individual is One Corporate Center, Rye, New York 10580.



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B-12

--------------------------------------------------------------------------------

                                        Principal Occupations During last Five Years;
Name, Position with Fund and Address    Affiliations with the Adviser or Administrator
------------------------------------    ----------------------------------------------
Mario J. Gabelli*                       Chairman,  President, Chief Executive Officer and a Director
Chairman of the Board                   of Gabelli Funds,  Inc., the Adviser and the indirect parent
Age: 53                                 of  Gabelli  &  Company,   Inc.,  the   Distributor;   Chief
                                        Investment Officer of GAMCO Investors,  Inc.;  President and
                                        Chairman of The Gabelli Equity Trust Inc. and Gabelli Global
                                        Multimedia Trust Inc.;  President,  Chief Investment Officer
                                        and Director of Gabelli Investor Funds, Inc., Gabelli Equity
                                        Series Funds, Inc., The Gabelli Convertible Securities Fund,
                                        Inc., Gabelli Global Series Funds, Inc., The Gabelli Capital
                                        Series Funds,  Inc., The Gabelli  Income Series Funds,  Inc.
                                        and The  Gabelli  Value  Fund Inc.;  Trustee of The  Gabelli
                                        Asset Fund,  The Gabelli  Growth Fund and The Gabelli  Money
                                        Market  Funds;  Chairman  and Director of Gabelli Gold Fund,
                                        Inc. and Lynch Corporation;  Director and Adviser of Gabelli
                                        International Ltd. and Director of The Morgan Group, Inc., a
                                        subsidiary of Lynch Corporation.


Caesar M.P. Bryan*                      Senior  Vice   President   of  GAMCO   Investors,   Inc.,  a
President                               majority-owned subsidiary of the Adviser, since May 1994 and
Age: 41                                 President of Gabelli Gold Fund,  Inc.  Formerly  Senior Vice
                                        President  and  Portfolio  Manager of  Lexington  Management
                                        Corporation (until May 1994).


Anthony J. Colavita                     President  and Attorney at Law in the law firm of Anthony J.
Director                                Colavita,  P.C.;  Director of Gabelli  Capital Series Funds,
Age: 60                                 Inc.,  Gabelli  Equity Series Funds,  Inc.,  Gabelli  Global
                                        Series Funds,  Inc., Gabelli Gold Fund, Inc., Gabelli Income
                                        Series Funds Inc., Gabelli Investor Funds, Inc., The Gabelli
                                        Value Fund Inc. and The Gabelli Convertible Securities Fund,
                                        Inc.;  Trustee of The Gabelli Asset Fund, The Gabelli Growth
                                        Fund and the Westwood Funds.

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                                                                            B-13

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
                                        Principal Occupations During last Five Years;
Name, Position with Fund and Address    Affiliations with the Adviser or Administrator
------------------------------------    ----------------------------------------------


Karl Otto Pohl*                         Partner  of Sal  Oppenheim  Jr. & Cie.  (private  investment
Director                                bank);   Former   President  of  the   Deutsche   Bundesbank
Age: 65                                 (Germany's  Central  Bank) and  Chairman of its Central Bank
                                        Council  (1980-1991);  Currently  board  member of IBM World
                                        Trade  Europe/Middle   East/Africa  Corp.;  Bertlesmann  AG;
                                        Zurich     Versicherungs-Gesellshaft     (insurance);    the
                                        International  Advisory Board of General  Electric  Company;
                                        the International  Council for JP Morgan & Co.; the Board of
                                        Supervisory Directors of ROBECo/o Group; and the Supervisory
                                        Board of Royal Dutch (petroleum company);  Advisory Director of Unilever N.V. and Unilever Deutschland;  German Governor,
                                        International Monetary Fund (1980-1991);  Board Member, Bank
                                        for   International   Settlements   (1980-1991);   Chairman,
                                        European   Economic   Community   Central   Bank   Governors
                                        (1990-1991); Director or Trustee of all funds managed by the
                                        Adviser.



Werner J. Roeder, M.D.                  Director  of  Surgery,   Lawrence  Hospital  and  practicing
Director                                private physician.  Director,  Gabelli Capital Series Funds,
Age: 61                                 Inc.,  Gabelli Gold Fund, Inc., Gabelli Investor Funds, Inc.
                                        and Gabelli  Global  Series  Funds,  Inc. and Trustee of the
                                        Westwood Funds.



Anthonie C. van Ekris                   Managing Director,  Balmac International. Director of Stahal
Director                                Hardmayer  A.Z.  (through  present).  Trustee of The Gabelli
Age: 61                                 Asset Fund,  The Gabelli  Growth Fund and The Gabelli  Money
                                        Market Funds. Director,  Gabelli Capital Series Funds, Inc.,
                                        Gabelli  Equity Series Funds,  Inc.,  Gabelli  Global Series
                                        Funds,  Inc.,  Gabelli Gold Fund,  Inc.  and Gabelli  Income
                                        Series Funds Inc.


Bruce N. Alpert                         Vice   President,   Treasurer   and  Chief   Financial   and
Vice President and Treasurer            Administrative  Officer of the investment  advisory division
Age: 44                                 of the Adviser; President and Treasurer of The Gabelli Asset
                                        Fund  and  The  Gabelli  Growth  Fund;  Vice  President  and
                                        Treasurer of Gabelli  Capital  Series Funds,  Inc.,  Gabelli
                                        Equity Series Funds,  Inc.,  The Gabelli  Equity Trust Inc.,
                                        Gabelli Gold Fund, Inc., The Gabelli Global Multimedia Trust
                                        Inc., The Gabelli Money Market Funds, The Gabelli Value Fund
                                        Inc.,  Gabelli Investor Funds,  Inc.,  Gabelli Global Series
                                        Funds,  Inc. and The Gabelli  Convertible  Securities  Fund,
                                        Inc.;  Vice  President of the Westwood  Funds since November
                                        1994. Manager of Teton Advisers LLC.


--------------------------------------------------------------------------------
B-14

----------------------------------------------------------------------------------------------------

                                        Principal Occupations During last Five Years;
Name, Position with Fund and Address    Affiliations with the Adviser or Administrator
------------------------------------    ----------------------------------------------

James E. McKee, Esq.                    Vice President and General Counsel of the  Adviser; Secretary
Secretary                               of  all  funds  managed  by  the  Adviser;  Secretary of the
Age: 32                                 Westwood Funds.  Vice President and General Counsel of  GAMCO
                                        Investors,  Inc. since 1993.  Formerly  Branch Chief with the
                                        Securities  and Exchange  Commission in New York from 1992 to
                                        1993.   Staff  attorney  with  the  Securities  and  Exchange
                                        Commission in New York from 1989 through 1992.



     The Fund pays each Director who is not an employee of the Adviser or an affiliated company an annual fee of $1,000 and $250 for each meeting of the Board of Directors attended by the Director, and reimburses Directors for certain travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers of the Fund who are employed by the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

      The following table sets forth certain information regarding the compensation of the Fund's directors and officers. Except as disclosed below, no executive officer or person affiliated with the Fund received compensation from the Fund for the calendar year ended December 31, 1995 in excess of $60,000.

                               COMPENSATION TABLE

---------------------------------------------------------------------------------------------------------------------------
                                            Pension or Retirement                       Total Compensation
                        Aggregate           Benefits Accrued as     Estimated Annual    From the Fund and
Name of Person          Compensation        Part of Fund            Benefits Upon       Fund Complex Paid to
Position                from the Fund*      Expenses*               Retirement          Directors**
---------------------------------------------------------------------------------------------------------------------------

Mario J. Gabelli                0                   0                     N/A                0
Chairman of the Board

Anthony J. Colavita          $500                   0                     N/A            65,753 (11)
Director

Karl Otto Pohl                500                   0                     N/A            80,253 (15)
Director

Werner J. Roeder, M.D.        500                   0                     N/A            11,253 (4)
Director

Anthonie C. van Ekris         500                   0                     N/A            45,263 (9)
Director

-----------------

* Since the Fund commenced operations on June 30, 1995, the amounts shown represent those estimated to be paid during a full fiscal year.

** Represents the total compensation paid to such persons during the calendar year ended December 31, 1995 (and, with respect to the Fund, estimated to be paid during a full calendar year). The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same fund complex as the Fund, because, among other things, they have a common investment adviser.

                          SHARES OF BENEFICIAL INTEREST


     As of the date of this Statement of Additional Information, the Directors of the Fund as a group owned 12.25% of the outstanding shares of the Fund.

--------------------------------------------------------------------------------
                                                                            B-15

--------------------------------------------------------------------------------

     The following persons were known by the Fund to own of record 5% or more of the outstanding voting securities of the Fund as of December 22, 1995:

          Name and Address of
          Holder of Record                        Percentage of Fund
          ----------------                        ------------------
          Media Buying Service Co.                     5.72%
          150 Bloor Street Ste. 703 West
          Toronto, Ontario

          Cazenovia College                            8.90%
          Seminary Street
          Cazenovia, NY

          Gabelli Funds, Inc.                          7.80%
          One Corporate Center
          Rye, NY

                             INVESTMENT RESTRICTIONS

     The Fund's investment objective and the following investment restrictions are fundamental and cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (defined in the Act as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered by the Fund not to be fundamental and accordingly may be changed without stockholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or total assets of the Fund will not be considered a deviation from policy. The Fund may not:

     (1) invest in more than 25% of the value of its total assets in any particular industry (this restriction does not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities);

     (2) issue senior securities, except that the Fund may borrow money from a bank, including on margin if margin securities are owned, in an amount up to 331/3% of its total assets (including the amount of such enumerated senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) and except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies;

     (3) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities or the acquisition of securities subject to repurchase agreements;

     (4) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Fund may be deemed to be an underwriter;

--------------------------------------------------------------------------------
B-16

--------------------------------------------------------------------------------

     (5) invest for the purpose of exercising control over management of any company;

     (6) purchase real estate or interests therein, including limited partnerships that invest primarily in real estate equity interests, other than publicly traded real estate investment trusts and publicly traded master limited partnership interests; or

     (7) purchase or sell commodities or commodity contracts except for certain bona fide hedging, yield enhancement and risk management purposes or invest in any oil, gas or mineral leases.

     In addition, as a diversified investment company, the Fund is subject to the following limitations as to 75% of its total assets: (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government and its agencies and instrumentalities, and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Adviser is authorized on behalf of the Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at reasonable expense. Transactions in securities other than those for which a securities exchange is the principal market are generally done through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission paid whenever it appears that a broker can obtain a more favorable overall price. In general, there may be no stated commission in the case of securities traded on the over-the-counter markets, but the prices of those securities may include undisclosed commissions or markups. Options transaction will usually be effected through a broker and a commission will be charged. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as the underwriter's concession or discount.

     The Adviser currently serves as Adviser to a number of investment company clients and may in the future act as adviser to others. Affiliates of the Adviser act as investment adviser to numerous private accounts. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among the Fund and others whose assets they manage in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts.

     The policy of the Fund regarding purchases and sales of securities and options for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement the Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Adviser of the type described in Section 28(e) of the Securities Exchange Act of 1934. In doing so, the Fund may also pay higher commission rates than the

--------------------------------------------------------------------------------
                                                                            B-17

--------------------------------------------------------------------------------

lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

     The Adviser may also place orders for the purchase or sale of portfolio securities with Gabelli & Company, Inc. ("Gabelli"), a broker-dealer member of the National Association of Securities Dealers, Inc. and an affiliate of the Adviser, when it appears that, as an introducing broker or otherwise, Gabelli can obtain a price and execution which is at least as favorable as that obtainable by other qualified brokers. The Adviser may also consider sales of shares of the Fund and any other registered investment companies managed by the Adviser and its affiliates by brokers and dealers other than the Distributor as a factor in its selection of brokers and dealers to execute portfolio transactions for the Fund. For the period July 6, 1995 (commencement of operations) through December 31, 1995, the Fund paid a total of $10,161 in brokerage commissions of which Gabelli & Company, Inc. received $0.

     As required by Rule 17e-1 under the Act, the Board of Directors of the Fund has adopted "Procedures" which provide that the commissions paid to Gabelli on stock exchange transactions may not exceed that which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price. Rule 17e-1 and the Procedures contain requirements that the Board, including independent Directors, conduct periodic compliance reviews of such brokerage allocations and review such schedule at least annually for its continuing compliance with the foregoing standard. The Adviser and Gabelli are also required to furnish reports and maintain records in connection with such reviews.

     To obtain the best execution of portfolio trades on the New York Stock Exchange ("Exchange"), Gabelli controls and monitors the execution of such transactions on the floor of the Exchange through independent "floor brokers" or through the Designated Order Turnaround ("DOT") System of the Exchange. Such transactions are then cleared, confirmed to the Fund for the account of Gabelli, and settled directly with the Custodian of the Fund by a clearing house member firm which remits the commission less its clearing charges to Gabelli. Gabelli may also effect portfolio transactions on behalf of the Fund in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct access rules similar to those of the New York Stock Exchange.


                        PURCHASE AND REDEMPTION OF SHARES

     Cancellation of purchase orders for shares of the Fund (as, for example, when checks submitted to purchase shares are returned unpaid) cause a loss to be incurred when the net asset value of the Fund's shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may redeem shares from any account registered in that shareholder's name, or by seeking other redress. If the Fund is unable to recover any loss to itself, it is the position of the Commission that the Distributor will be immediately obligated to make the Fund whole.

     To minimize expenses, the Fund reserves the right to redeem, upon not less than 30 days' notice, all shares of the Fund in an account (other than an IRA) which as a result of shareholder redemption has a value below $500 and has reserved the ability to raise this amount to up to $10,000. However, a

--------------------------------------------------------------------------------
B-18

--------------------------------------------------------------------------------

shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
General

     The Fund will determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. If any such gains are retained, the Fund will be subject to a tax of 35% of such amount. In that event, the Fund expects that it will designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes as long-term capital gains, its share of the undistributed amount, (2) will be entitled to credit its proportionate share of the tax paid by the Fund against its Federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of the Fund by an amount equal to

65% of the amount of undistributed capital gains included in such shareholder's gross income.

     Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year, an amount equal to, at the minimum, the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year (unless an election is made by the Fund with a November or December year-end to use the Fund's fiscal year), and (3) all ordinary income and net capital gains for previous years that were not previously distributed. A distribution will be treated as paid during the calendar year if it is paid during the calendar year or declared by the Fund in October, November or December of the year, payable to shareholders of record on a date during such month and paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distributions are declared, rather than when the distributions are received.

     Gains or losses on the sales of securities by the Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

     The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. If so qualified, the Fund will not be subject to Federal income tax on its net investment income and net short-term capital gains, if any, realized during any fiscal year in which it distributes such income and capital gains to its shareholders.

Hedging Transactions

     Certain options, futures contracts and options on futures contracts are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized.

      Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are a part of a straddle. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Fund are not entirely clear.

      The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, and require the capitalization of interest expense, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     The 30% limitation and the diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts and options on futures contracts.

Distributions

     Distributions of investment company taxable income (which includes taxable interest income and the excess of net short-term capital gains over long-term capital losses) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund will qualify for the 70% deduction for dividends received by corporations to the extent the Fund's income consists of qualified dividends received from U.S. corporations. Distributions of net capital gains (which consists of the excess of long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, whether paid in cash or in shares, and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares of the Fund equal to the fair market value of such shares on the distribution date. If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution will be taxable even though it represents a return of invested capital. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless be taxable to them.

Sales of Shares

     Upon a sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as a long-term capital gain or loss if the shares have been held for more than one year. Any loss realized on a sale or exchange will be

--------------------------------------------------------------------------------
B-20

--------------------------------------------------------------------------------

disallowed to the extent the shares disposed of are replaced, including replacement through reinvestment of dividends and capital gains distributions in the Fund, within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     Any loss realized by a shareholder on the sale of the Fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Backup Withholding

     The Fund may be required to withhold Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's Federal income tax liability.

Foreign Withholding Taxes

     Income  received by the Fund from sources within  foreign  countries may be
subject  to  withholding  and  other  taxes  imposed  by  such  countries.   Tax
conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. Because the Fund may have more than 50% of its total assets invested in securities of foreign corporations, the Fund may be entitled to "pass-through" to shareholders the amount of foreign taxes paid by the Fund. Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to Federal, state or local taxes.

Creation of Additional Series

     The Fund reserves the right to create and issue a number of series shares, in which case the shares of each series would participate equally in the earnings, dividends, and assets of the particular series and would vote separately to approve management agreements or changes in investment policies, but shares of all series would vote together in the election or selection of Directors, principal underwriters and auditors and on any proposed material amendment to the Fund's Certificate of Incorporation.

     Upon liquidation of the Fund or any series, shareholders of the affected series would be entitled to share pro rata in the net assets of their respective series available for distribution to such shareholder.

                       INVESTMENT PERFORMANCE INFORMATION

     The Fund may furnish data about its investment performance in advertisements, sales literature and reports to shareholders. "Total return" represents the annual percentage change in value of $1,000 invested at the maximum public offering price for the one-year period and the life of the Fund through the most recent calendar quarter, assuming reinvestment of all dividends and distributions. The Fund may also furnish total return calculations for these and other periods, based on investments at various sales charge levels or net asset value. Any performance data which is based on the Fund's net asset value per share would be reduced if a sales charge were taken into account.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Quotations of yield will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                             YIELD=2[((A-B)/(CD)+1)^6-1]

where A = dividends and interest earned during the period, B = expenses accrued for the period (net of any reimbursements), C = the average daily number of shares outstanding during the period that were entitled to receive dividends, and D = the maximum offering price share on the last day of the period.

     For the 30 day period ended December 31, 1995 the Fund's  yield  was 2.91%.

     Quotations of total return will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. The Fund's total return and current yield may vary from time to time depending on market conditions, the compositions of its portfolio and operating expenses. These factors and possible differences in the methods used in calculating yield should be considered when comparing the Fund's current yield to yields published for other investment companies and other investment vehicles. Total return and yield should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, total returns and yield may be higher or lower than past total returns and yields and there can be no assurance that any historical return or yield will continue.

     From time to time evaluations of performance are made by independent sources that may be used in advertisements concerning the Fund. These sources include: Lipper Analytical Services, Weisenberger Investment Company Service, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance, Bank Rate Monitor, Morningstar and The Wall Street Journal.

     In connection with communicating its yield or total return to current or prospective shareholders, the Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Quotations of the Fund's total return will represent the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund), and are calculated pursuant to the following formula:

                              T=(ERV/P^(1/n)-1

where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the redeemable value at the end of the period of a $1,000 payment made at the beginning of the period. All total return figures will reflect the deduction of Fund expenses (net of certain expenses reimbursed by the Adviser) on an annual basis, and will assume that all dividends and distributions are reinvested and will deduct the maximum sales charge, if any is imposed.


     For the period from June 30, 1995 (commencement of operations) through December 31, 1995, the Fund's total return was 9.80%.


--------------------------------------------------------------------------------
B-22

--------------------------------------------------------------------------------

                        COUNSEL AND INDEPENDENT AUDITORS

     Willkie Farr & Gallagher, 153 East 53rd Street, New York, New York 10022, serves as counsel for the Fund.

     Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, has been appointed independent auditors for the Fund.

                 APPENDIX TO STATEMENT OF ADDITIONAL INFORMATION

Description of Moody's Investors Service, Inc.("Moody's") Corporate Bond Ratings

      Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long term risks appear somewhat larger than in Aaa securities. A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

--------------------------------------------------------------------------------
                                                                            B-23

--------------------------------------------------------------------------------

Description of Standard & Poor's Ratings Group ("S&P's") Corporate Debt Ratings

     AAA: Debt rated AAA has the highest rating assigned by S&P's. Capacity to pay interest and repay principal is extremely strong. AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degrees. A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. BBB: Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. CI: The rating CI is reserved for income bonds on which no interest is being paid. D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC " may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     r: The "r" symbol is attached to derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks created by the terms of the obligation.

Description of Moody's Preferred Stock Ratings

     aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks. aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future. a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels. baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time. ba: An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class. b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small. caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment. ca: An issue which is

--------------------------------------------------------------------------------
B-24

--------------------------------------------------------------------------------

rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Preferred Stock Ratings

     AAA: This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations. AA: A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA. A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions. BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category. BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying. C: A preferred stock rated C is a non-paying issue. D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

     Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                              FINANCIAL STATEMENTS



     The Fund's Financial Statements for the period June 30, 1995 (commencement of operations) through December 31, 1995 including the Report of Ernst & Young LLP, independent accountants, are included herein.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Gabelli International Growth Fund, Inc.
Report of Ernst & Young LLP, Independent Auditors

Shareholders and Board of Directors
Gabelli International Growth Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The Gabelli International Growth Fund, Inc., including the portfolio of investments, as of December 31, 1995, and the related statements of operations and changes in net assets, and financial highlights for the period from June 30, 1995 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above presents fairly, in all material respects, the financial position of The Gabelli International Growth Fund, Inc. at December 31, 1995, and the results of its operations, the changes in its assets and the financial highlights for the period from June 30, 1995 to December 31, 1995, in conformity with generally accepted accounting principles.

                                                     /s/ ERNST & YOUNG LLP

New York, New York
January 24, 1996

Gabelli International Growth Fund, Inc.
Portfolio of Investments -- December 31, 1995
================================================================================


                                                                        Market
 Shares                                                        Cost     Value
 ------                                                        ----     ------
            COMMON STOCKS -- 94.58%
            AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.87%
  3,000     Nissan Motor Company Ltd. ........................ $23,339  $23,050
  2,000     Nittan Valve Co. .................................  11,289   11,045
  1,500     Pininfarina SpA ..................................  15,122   13,039
  3,000     Swedish Motors Corp. .............................  12,233   12,981
                                                               -------  -------
                                                                61,983   60,115
                                                               -------  -------

            BROADCASTING -- 1.03%
  5,000     Spencer Gulf Telecasters Ltd. ....................  19,887   21,547
                                                               -------  -------


            CONSUMER PRODUCTS -- 9.44%
  1,800     Brio Industries Inc.,
             B Shares ........................................  15,066   15,948
     15     Compagnie Financiere
             Richemont AG ....................................  19,544   22,467
  2,500     Safilo SpA .......................................  22,801   32,362
    300     Sanofi S.A .......................................  18,568   19,179
  3,000     Scandinavia Mobility
             International A/S+ ..............................  65,726   71,929
    600     Seagram Company Ltd. .............................  21,293   20,775
  2,000     Tomiya Apparel Co., Ltd. .........................  13,350   15,250
                                                               -------  -------
                                                               176,348  197,910
                                                               -------  -------


            DIVERSIFIED INDUSTRIAL -- 6.95%
  6,300     Antofagasta Holdings plc .........................  30,589   28,611
    250     Cubiertas y Mzov S.A .............................  15,078   13,808
  5,000     Hutchison Whampoa Ltd. ...........................  30,070   30,454
  5,000     Mitsubishi Heavy Industries
             Ltd. ............................................  37,666   39,870
 10,000     PT Mustika Ratu+ .................................  14,233   15,741
  3,000     Sanyo Electric Company Ltd. ......................  17,006   17,295
                                                               -------  -------
                                                               144,642  145,779
                                                               -------  -------

            ELECTRONICS -- 6.86%
  1,000     Alpine Electronics Inc. ..........................  30,023   33,718
  2,000     Hitachi, Ltd. ....................................  20,790   20,153
  1,000     Japan Digital Laboratory Co. .....................  20,204   22,575
  1,250     Nippon Ceramic Co.,
             Ltd. ............................................  18,445   19,378
    800     Sony Corporation .................................  39,615   47,980
                                                               -------  -------
                                                               129,077  143,804
                                                               -------  -------

            ENERGY -- 1.08%
  1,700     Saga Petroleum a.s.,
             A Shares .......................................   23,196   22,626
                                                               -------  -------

            ENTERTAINMENT -- 5.27%
  2,400     Granada Group plc ................................  24,498   23,994
    200     Infogrames
             Entertainment SA +...............................  29,912   27,861
 20,000     Sydney Harbour Casino
             Holdings Limited+ ...............................  24,712   25,262
  5,000     Television Broadcasts Ltd. .......................  18,021   17,813
  5,000     Village Roadshow Ltd. ............................  11,720   15,603
                                                               -------  -------
                                                               108,863  110,533
                                                               -------  -------

            FINANCIAL SERVICES -- 13.12%
    100     Berliner Bank
             Aktiengesellschaft ..............................  27,257   25,452
  3,000     Dundee Bancorp Cl. A+ ............................  30,028   30,220
  1,600     Invik & Company AB, B Free .......................  36,508   39,525
  2,000     Nomura Securities
             Company Ltd. ....................................  41,025   43,600
    500     ORIX Corp. .......................................  17,566   20,589
    500     Promise Co., Ltd. ................................  21,298   24,077
  1,700     Siam Commercial Bank Ltd. ........................  20,329   22,406
  3,000     Skandinaviska Enskilda
             Banken ..........................................  22,088   24,779
 10,000     Westpac Banking Corp. ............................  40,869   44,283
                                                               -------  -------
                                                               256,968  274,931
                                                               -------  -------

            FOOD AND BEVERAGE -- 3.84%
     20     Bongrain S.A .....................................  11,843   11,242
  1,500     Hartwall Oy AB ...................................  24,267   27,854
    500     Nestle SA ADR ....................................  25,344   27,688
  1,000     Yakult Honsha Co., Ltd. ..........................  14,770   13,661
                                                               -------  -------
                                                                76,224   80,445
                                                               -------  -------

            FOREST PRODUCTS -- 0.70%
  6,000     Jefferson Smurfit Group plc ......................  18,571   14,660
                                                               -------  -------

            HOTELS AND LODGING -- 1.04%
 40,000     AAPC Ltd. ........................................  21,435   21,696
                                                               -------  -------

            INDUSTRIAL SERVICES -- 0.81%
  4,000     Hazama Corporation ...............................  18,255   17,053
                                                               -------  -------

            MEDIA -- 2.21%
    250     Kinnevik AB, B Shares ............................   8,297    7,790
    700     Reuters Holdings plc ADR .........................  38,294   38,588
                                                               -------  -------
                                                                46,591   46,378
                                                               -------  -------

            METALS AND MINING -- 9.96%
    215     Acerinox, S.A ....................................  26,645   21,682
 25,000     Golden Shamrock Mine Ltd.+ .......................  15,134   15,417
  1,000     Impala Platinum Holdings .........................  22,750   19,000
  9,000     Kawasaki Steel ...................................  31,801   31,392
 12,000     Lonrho plc .......................................  31,338   32,736
  6,040     Randgold and Exploration
             Company Ltd.+ ...................................  21,015   24,435
  2,000     Stillwater Mining Ltd.+(a) .......................  43,000   38,500
  4,000     Western Mining Corporation
             Holdings Ltd. ...................................  25,777   25,678
                                                               -------  -------
                                                               217,460  208,840
                                                               -------  -------

    The accompanying notes are an integral part of the financial statements.

Gabelli International Growth Fund, Inc.
Portfolio of Investments -- December 31, 1995 (Continued)
================================================================================


                                                                       Market
 Shares                                                    Cost        Value
 ------                                                    ----        ------
            PHARMACEUTICALS -- 2.87%
    800     Astra AB A ...............................  $   29,626  $   31,837
  2,000     Glaxo Wellcome plc .......................      24,656      28,365
                                                        ----------  ----------
                                                            54,282      60,202
                                                        ----------  ----------

            PUBLISHING -- 3.81%
  4,000     Dorling Kindersley plc ...................      30,806      33,108
  3,200     Independent Newspapers
             Ltd. ....................................      19,138      19,931
 15,000     Star Publication Malaysia+................      27,808      26,811
                                                        ----------  ----------
                                                            77,752      79,850
                                                        ----------  ----------

            REAL ESTATE -- 2.14%
 20,000     Amoy Properties Ltd. .....................      19,890      19,915
  2,000     Mitsubishi Estate ........................      20,869      24,998
                                                        ----------  ----------
                                                            40,759      44,913
                                                        ----------  ----------

            RETAIL -- 13.37%
  4,500     Bulgari SpA ADS+(a).......................      23,940      38,250
    800     Chiyoda Corp. ............................      13,266      18,603
  1,000     Circle K Corp. Japan Ltd. ................      29,821      44,085
  2,000     Eiden Sakakiya Company
             Ltd. ....................................      24,479      25,191
    500     Family Mart Co., Ltd. ....................      20,872      22,575
  1,000     Gucci Group SpA + ........................      22,000      38,875
  3,000     Haruyama Trading Co. .....................      23,009      26,451
    770     Nissen ...................................      19,355      18,054
  6,000     Renown Look Inc.+ ........................      19,562      20,870
 25,000     Simint ...................................      29,539      27,244
                                                        ----------  ----------
                                                           225,843     280,198
                                                        ----------  ----------

            TELECOMMUNICATIONS -- 3.90%
 11,000     CPT Telefonica del Peru
             Cl. B+ ..................................      21,559      23,311
      3     DDI Corp. ................................      24,598      23,254
    650     Tele Danmark A/S ADR .....................      18,020      17,956
                                                        ----------  ----------
                                                            64,177      64,521
                                                        ----------  ----------

            TRANSPORTATION -- 0.77%
 12,000     Ocean Wilsons Holdings plc ...............      15,721      16,182
                                                        ----------  ----------

            WIRELESS COMMUNICATIONS -- 3.36%
    700     Advanced Information
             Service Ltd. ............................      10,977      12,286
 10,000     Telecomm Italia Mobile
             SpA+ ....................................      13,724      17,606
  1,150     Vodafone Group plc ADR ...................      43,139      40,538
                                                        ----------  ----------
                                                            67,840      70,430
                                                        ----------  ----------

            TOTAL COMMON STOCKS                          1,865,874   1,982,613
                                                        ----------  ----------

            PREFERRED STOCKS -- 0.56%
            TELEPHONE EQUIPMENT -- 0.56%
    300     Nokia Group AB Preference ................      19,196      11,663
                                                        ----------  ----------
            TOTAL PREFERRED
             STOCKS ..................................      19,196      11,663
                                                        ----------  ----------
            TOTAL INVESTMENTS --  95.14% .............  $1,885,070   1,994,276
                                                        ==========
            Cash and Other Assets
             in excess of Liabilities -- .............  4.86%          101,881
                                                                    ----------
            NET ASSETS --                              100.0%
            (190,828 shares
             outstanding) ............................              $2,096,157
                                                                    ==========
            Net Asset Value and
             Redemption Price
             Per Share ...............................                  $10.98
                                                                        ======
----------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1995, Rule 144A securities amounted to $76,750 or 3.7% of net assets.

ADR  -- American Depositary Receipt

+    Non-income producing security


*For Federal income tax purposes:
               Aggregate cost ...........................   $1,885,070
                                                            ==========
               Gross unrealized appreciation ............      158,546
               Gross unrealized depreciation ............      (49,340)
                                                            ----------
               Net unrealized appreciation ..............      109,206
                                                            ==========


    The accompanying notes are an integral part of the financial statements.

                     Gabelli International Growth Fund, Inc.


Statement of Assets and Liabilities
December 31, 1995
================================================================================

Assets:
   Investments in securities, at value
    (Cost $1,885,070) ......................    $1,994,276
   Cash ....................................       128,133
   Receivable from Advisor .................        27,164
   Receivable for investments sold .........         6,400
   Dividends receivable ....................         1,656
   Deferred organizational expenses ........        88,232
                                                ----------
     Total Assets ..........................     2,245,861
                                                ----------
Liabilities:
   Payable for distribution fees ...........           775
   Payable for Fund shares redeemed ........         2,467
   Payable for investments purchased .......        73,126
   Deferred organization costs payable .....        56,278
   Other accrued expenses ..................        17,058
                                                ----------
     Total Liabilities .....................       149,704
                                                ----------
     Net Assets (applicable to 190,828
       shares outstanding) .................    $2,096,157
                                                ==========
     Net asset value and redemption
       price per share .....................        $10.98
                                                ==========
Net Assets Consist of:
   Capital Stock, at par value .............    $      191
   Additional paid-in capital ..............     1,986,762
   Net unrealized appreciation
     on investments and assets and
     liabilities denominated in
     foreign currencies ....................       109,204
                                                ----------
     Net Assets ............................    $2,096,157
                                                ==========


Statement of Operations for the Period
June 30, 1995 (Commencement of Operations)
through December 31, 1995
================================================================================


Income:
   Dividends (net of foreign
     taxes of $641) ........................      $  6,296
   Interest ................................         3,460
                                                  --------
     Total Income ..........................         9,756
                                                  --------

Expenses:
   Investment advisory fees ................      $  6,204
   Legal and audit fees ....................        11,000
   Amortization of organization expenses ...         9,768
   Custodian fees and expenses .............         7,114
   Registration fees .......................         4,231
   Transfer and shareholder servicing agent          3,826
   Directors' fees and expenses ............         3,000
   Printing and mailing ....................         2,896
   Distribution expenses ...................         1,546
   Miscellaneous ...........................           970
                                                  --------
     Total expenses before
      expenses assumed by Advisor ..........        50,555
   Expenses assumed by Advisor .............       (33,368)
                                                  --------
   Total expenses ..........................        17,187
                                                  --------
   Investment Loss - net ...................     ($  7,431)
                                                  --------
Net Realized and Unrealized Gain on Investments
   and Foreign Currency Transactions:
   Net realized gain on investments and
    foreign currency transactions ..........         6,690
   Net change in unrealized appreciation
     on investments and assets and
     liabilities denominated in
     foreign currencies ....................       109,204
                                                  --------
     Net gain on investments ...............       115,894
                                                  --------
Net increase in net assets resulting from
   operations ..............................      $108,463
                                                  ========



Statement of Changes in Net Assets --
June 30, 1995 (Commencement of Operations) through December 31, 1995
================================================================================

Increase in Net Assets:
  Investment   Loss  -  net ......................................      ($7,431)
  Net Realized Gain on Investments and
    Foreign Currency  Transactions ...............................        6,690
  Net change in unrealized appreciation on investments and
   assets and liabilities denominated in foreign currencies ......      109,204
                                                                     ----------
  Net  increase  in net assets  resulting  from  operations ......      108,463
                                                                     ----------
  Share transactions - net .......................................    1,887,694
                                                                     ----------
    Net increase in net assets ...................................    1,996,157
Net Assets:
  Beginning of period ............................................      100,000
                                                                     ----------
  End of period ..................................................   $2,096,157
                                                                     ==========



    The accompanying notes are an integral part of the financial statements.

Gabelli International Growth Fund, Inc.
Notes to Financial Statements
================================================================================


1. Significant Accounting Policies. The Gabelli International Growth Fund, Inc. (the "Fund") was incorporated in Maryland on May 25, 1994. The Fund is a no-load, open-end, diversified management investment company. Prior to June 30, 1995 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of common stock at $10.00 per share to Gabelli Funds, Inc., the Fund's advisor and an affiliate on June 21, 1995. The following is a summary of significant accounting policies followed by the Fund:


Security Valuation. Portfolio securities listed or traded on the New York or American Stock Exchanges, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") or traded on foreign exchanges are valued at the last sale price on that exchange (if there were no sales that day, the security is valued at the average of the bid and asked prices). All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. When market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Corporation's Directors. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Directors determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Directors. Options are valued at the last sale price on the exchange on which they are listed, unless no sales of such options have taken place that day, in which case they will be valued at the mean between their closing bid and asked prices.


Foreign Currency Transactions. The books and records of the Fund are maintained in U.S. dollars as follows:

(i) market value of investment securities and other assets and liabilities are translated at the exchange rate on the valuation date.

(ii) purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized and unrealized foreign exchange gains and losses which arise from changes in exchange rates involving assets and liabilities other than investments in securities were immaterial for the period ended December 31, 1995.

Forward  Foreign  Currency  Contracts.  The  Fund may  hold  currencies  to meet settlement requirements for foreign securities and may engage in currency exchange transactions to hedge against changes in exchange rates. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


At December 31, 1995 the Fund had the following forward foreign currency contracts open to hedge unsettled security purchases and sales:


   Foreign                                                                            Net
  Currency                                Maturity                                 Unrealized
   Amount                                   Date          Cost          Value     Depreciation
  --------                                --------       -------       -------    ------------
    14,050     Bought Canadian Dollar      1/2/96        $10,321       $10,293       $(28)
    72,790     Bought Swedish Krona        1/3/96         10,946        10,931        (15)
10,159,200     Sold Italian Lira           1/8/96          6,397         6,400         (3)
    70,563     Bought Malaysian Ringgits   1/3/96         27,808        27,764        (27)
                                                                                     ----
                                                                                     $(73)
                                                                                     ====


Gabelli International Growth Fund, Inc.
Notes to Financial Statements (Continued)
================================================================================


Security Transactions and Investment Income. Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method. Interest income (including amortization of premium and discount) is recorded as earned. Dividend income and dividend and capital gain distributions to shareholders are recorded on the ex-dividend date. Federal Income Taxes. The Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and distribute all of its taxable income and capital gains, if any, to its shareholders. Therefore, no Federal income tax provision is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If more than 50% in value of the Fund's total assets at the close of any taxable year consists of stocks or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.


A portion of the Fund's net investment loss was used to offset net short-term capital gain. As a result, $6,690 was charged against undistributed net realized gain on investments. In addition, the remaining $741 of net investment loss was charged to additional paid-in capital, as the loss cannot be carried forward for Federal income tax purposes.


2. Capital Stock Transactions. The Articles of Incorporation, dated May 14, 1994, permit the Fund to issue 1,000,000,000 shares (par value $0.001) of capital stock. Transactions in shares of capital stock were as follows:

                                                  June 30, 1995
                                          (commencement of operations)
                                            through December 31, 1995
                                          ----------------------------
                                               Shares        Amount
                                             ---------      ---------


Shares sold ........................           195,806     $2,044,809
Shares redeemed ....................           (14,978)      (157,115)
                                             ---------     ----------
  Shares transactions -- net .......           180,828     $1,887,694
                                             =========     ==========


3. Purchases and Sales of Securities. Purchases and sales of securities for the year ended December 31, 1995, other than U.S. Government obligations and short-term securities, aggregated $2,189,658 and $310,799, respectively.


4. Investment Advisory Contract. The Fund employs Gabelli Funds, Inc. (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including officers, required for its administrative management, and to pay the compensation of all officers and Directors of the Fund who are its affiliates. As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% per annum of the Fund's average daily net assets. The Advisor is obligated to reimburse the Fund in the event the Fund's expenses exceed the most restrictive expense ratio limitation imposed by any state, currently believed to be 2.5% of the first $30 million, 2% of the next $70 million and 1.5% of the excess over $100 million of the Fund's average daily net assets (excluding taxes, interest, distribution expenses and extraordinary items). Pursuant to this limitation, for the period ended December 31, 1995, the Advisor assumed $33,368 in Fund expenses.

5. Organization Expenses. The organization expenses of the Fund are being amortized on a straight-line basis over a period of 60 months. The Advisor has agreed that in the event that any of the initial 10,000 shares it owns are redeemed during the period of amortization of the Fund's organization and start-up expenses, the redemption proceeds will be reduced by any such unamortized organization expenses in the same proportion as the number of initial shares redeemed to the number of initial shares outstanding at the time of redemption.


6. Distribution Plan. The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder under which the the Fund pays Gabelli & Company, Inc., the distributor and an affiliate of the Advisor, an annual rate of up to 0.25% of average net assets for the costs and expenses in connection with distributing the Fund's shares. For the period ended December 31, 1995, the Fund has incurred distribution costs of $1,546. The Board of Directors has approved that Distribution costs incurred by Gabelli & Company, Inc., totalling $96,274 which are in excess of the 0.25% limitation may be recovered from the Fund in future periods, subject to such limitation.

Financial Highlights
================================================================================


Selected data for a share of capital stock outstanding throughout the period June 30, 1995 (Commencement of Operations) through December 31, 1995:


Operating Performance:
Net Asset Value, Beginning of Period .......................     $10.00
Increase from Investment Operations:
  Net investment loss ......................................      (0.03)+
  Net realized and unrealized gain on securities ...........       1.01
                                                                 ------
  Total from Investment Operations .........................       0.98
                                                                 ------
Net Asset Value, End of Period .............................     $10.98
                                                                 ======
  Total Return .............................................       9.80%


Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands) .................     $2,096
  Ratio of Expenses to Average Net Assets ..................       2.75%(a)(b)
  Ratio of Net Investment Loss to Average Net Assets .......      (1.19%)(a)(b)
  Portfolio Turnover Rate ..................................      29.55%

-------------

+   Based on average month-end shares outstanding.

(a) Annualized.
(b) Before reimbursement, the ratios of expenses and net investment loss to average net assets would have been 8.10% and (6.54%), respectively.

--------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

 Item 24. Financial Statements and Exhibits

          (A)  Financial Statements:

               (I)  Financial Statements included in Part A, the Prospectus:

                    (a) Financial Highlights for the period from June 30, 1995 (commencement of operations) through December 31, 1995 (unaudited).

               (II) Financial  Statements  included in Part B, the  Statement of
                    Additional Information:

                    (a)  Report of Independent Auditors, June 23, 1995
                         (unaudited).

                    (b) Statement of Assets and Liabilities, December 31, 1995 (unaudited).

                    (c)  Portfolio of Investments, December 31, 1995.
                         (unaudited)

                    (d) Statement of Assets and Liabilities, December 31, 1995 (unaudited).

                    (e) Statement of Operations for the period from June 30, 1995 (commencement of operations) through December 31, 1995 (unaudited).

                    (f) Statement of Changes in Net Assets for the period from June 30, 1995 (commencement of operations) through December 31, 1995 (unaudited).

                    (g) Financial Highlights for the period from June 30, 1995 (commencement of operations) through December 31, 1995 (unaudited).

                    (h)  Notes to the Financial Statements

          (B)  Exhibits:


          Exhibit No.                  Description of Exhibits
          -----------                  -----------------------

               1              Articles of Incorporation of Registrant*

               2              By-Laws of Registrant*

               3              Not applicable

               4 Specimen copies of certificates for shares issued by Registrant*

               5              Form of Investment Advisory Agreement**

               6              Form of Distribution Agreement**

               7              Not applicable

               8              Form of Custodian Contract**

               9              Form of Transfer Agency and Service Agreement**



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               10             Opinion and consent of Willkie Farr & Gallagher***

               11             Consent of Independent Auditors

               12             Not applicable

               13             Subscription Agreement***

               14             Not applicable

               15             Distribution Plan under Rule 12b-1**

               16             Schedule for Computation of Performance Quotations

               17             Financial Data Schedule

               24(a)          Power of Attorney**

                 (b)          Power of Attorney***

-------------

* Previously filed as an exhibit to Registration Statement No. 33-79994 filed on June 9, 1994

** Previously filed as an exhibit to Pre-Effective Amendment No. 1 to Registration Statement No. 33-79994 filed on September 30, 1994.

*** Previously filed as an exhibit to Pre-Effective Amendment No. 2 to Registration Statement No. 33-79994 filed on June 28, 1995.

     Item 25.    Persons Controlled by or Under Common Control with Registrant

                             None

     Item 26.    Number of Holders of Securities


              (1)                           (2)
          Title of Class     No. of Record Holders as of January 15, 1996.
          --------------     ---------------------------------------------

          Common Stock Par Value                  759
          ----------------------                  ---

             $.001 per share

 Item 27. Indemnification

          Under Article VIII of the registrant's  Articles of Incorporation  and
Article V, Section 1 of the registrant's By-Laws, any past or present director or officer of registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a director or officer of registrant. These provisions do not authorize indemnification when it is determined, in the manner specified in the Articles of Incorporation and By-Laws, that such director or officer would otherwise be liable to registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. In addition, the Articles of Incorporation provide that to the fullest extent permitted by Maryland General Corporation Law, as amended from time to time, no director or officer of the Fund shall be personally liable to the Fund or its stockholders for money damages, except to the extent such exemption from liability or limitation thereof is not permitted by the Investment Company Act of 1940, as amended from time to time. Under Article V, Section 2, of the registrant's By-Laws, expenses may be paid by registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such director or officer to repay such expenses to registrant in the event that


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

it is ultimately determined that indemnification of the advanced expenses is not authorized under the By-Laws.

          Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

 Item 28. Business and Other Connections of Investment Adviser

          Gabelli Funds, Inc. is the investment adviser of the registrant (the "Adviser"). For a list of officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser or such officers and directors during the past two years, reference is made to Form ADV filed by it under the Investment Advisers Act of 1940.

 Item 29. Principal Underwriters

          (a) Gabelli & Company, Inc. is registrant's proposed principal underwriter.

          (b) For information with respect to each director and officer of Gabelli & Company, Inc., reference is made to Form BD filed by Gabelli & Company, Inc. under the Securities Exchange Act of 1934.

          (c)  Inapplicable.

 Item 30. Location of Accounts and Records

          All such accounts, books and other documents are maintained at the offices of: Gabelli Funds, Inc., One Corporate Center, Rye, New York 10580-1434; State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171; and Furman Selz LLC, 230 Park Avenue, New York, New York 10169.

 Item 31. Management Services

          Not applicable.

 Item 32. Undertakings

          (a) Registrant hereby undertakes to call a meeting of shareholders to remove and elect directors at the request of shareholders entitled to cast 10% or more of the votes entitled to be cast at the meeting.

          (b)  Registrant   hereby   undertakes   to   assist   in   shareholder
               communications pursuant to Section 16(c) of the Investment Company Act of 1940.



--------------------------------------------------------------------------------

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement and pursuant to Rule 485(b) under the Securities Act of 1993 and has duly caused this Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York on the 30th day of January, 1996.

                             GABELLI INTERNATIONAL GROWTH FUND, INC.



                             By: /s/ Bruce N. Alpert
                                     Bruce N. Alpert
                                     Treasurer

          Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



     SIGNATURE                           TITLE                                DATE
     ---------                           -----                                ----


           *
     --------------------------
     Mario J. Gabelli             Chairman of the Board                    January 30, 1996

     /s/ Caesar M.P. Bryan
     --------------------------
     Caesar M.P. Bryan            President                                January 30, 1996

     /s/ Bruce N. Alpert
     --------------------------
     Bruce N. Alpert              Vice President, Treasurer
                                    and Chief Financial Officer            January 30, 1996
           *
     --------------------------
     Anthony J. Colavita          Director                                 January 30, 1996

           *
     --------------------------
     Karl Otto Pohl               Director                                 January 30, 1996

           *
     --------------------------
     Werner J. Roeder             Director                                 January 30, 1996


           *
     --------------------------
     Anthonie C. van Ekris        Director                                 January 30, 1996

   *By  /s/ Bruce N. Alpert
     --------------------------
            Bruce N. Alpert       Attorney-in-fact




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                  EXHIBIT INDEX


          Exhibit No.                 Description of Exhibits
          -----------                 -----------------------

               1              Articles of Incorporation of Registrant*

               2              By-Laws of Registrant*

               3              Not applicable

               4 Specimen copies of certificates for shares issued by Registrant**

               5              Form of Investment Advisory Agreement**

               6              Form of Distribution Agreement**

               7              Not applicable

               8              Form of Custodian Contract**

               9              Form of Transfer Agency and Service Agreement*

               10(a)          Opinion and consent of Willkie Farr & Gallagher***

               10(b)          Consent of Wilkie Farr & Gallagher

               11             Consent of Independent Auditors

               12             Not applicable

               13             Subscription Agreement***

               14             Not applicable

               15             Distribution Plan under Rule 12b-1**


               16             Schedule for Computation of Performance Quotations


               17             Financial Data Schedule

               24(a)          Power of Attorney**

               24(b)          Power of Attorney***


----------------

* Previously filed as an exhibit to Registration Statement No. 33-79994 filed on June 9, 1994.

** Previously filed as an exhibit to Pre-Effective Amendment No. 1 to Registration Statement No. 33-79994 filed on September 30, 1994.

*** Previously filed as an exhibit to Pre-Effective Amendment No. 2 to Registration Statement No. 33-79994 filed on June 28, 1995.

--------------------------------------------------------------------------------
                                      C-5